United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: July 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.6%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.8%
Comcast Corp., Class A	33,290	$797,628

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A	2,913	1,037,407

Media - 0.5%
Omnicom Group, Inc.	7,286	573,408

Total Communication Services		2,408,443

Consumer Discretionary - 5.1%
Automobile Components - 1.3%
Aptiv PLCA	21,190	1,196,599
BorgWarner, Inc.	2,500	159,350

		1,355,949

Automobiles - 0.7%
General Motors Co.	8,442	750,156

Broadline Retail - 0.7%
Amazon.com, Inc.A	2,724	739,784

Distributors - 0.4%
Genuine Parts Co.	2,900	360,673

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. Ltd.	43,421	1,207,538
Wynn Resorts Ltd.	6,074	603,209

		1,810,747

Household Durables - 0.2%
Lennar Corp., Class A	2,392	196,981

Specialty Retail - 0.1%
Lithia Motors, Inc.	390	150,314

Total Consumer Discretionary		5,364,604

Consumer Staples - 2.3%
Beverages - 1.2%
Constellation Brands, Inc., Class A	2,800	364,644
Keurig Dr. Pepper, Inc.	27,934	869,306

		1,233,950

Food Products - 1.1%
Conagra Brands, Inc.	7,200	104,472
J.M. Smucker Co.	2,700	322,002
Kraft Heinz Co.	15,000	387,750
Mondelez International, Inc., Class A	5,300	330,243

		1,144,467

Total Consumer Staples		2,378,417

Energy - 5.6%
Energy Equipment & Services - 1.0%
Halliburton Co.	12,060	388,935
NOV, Inc.	13,000	252,590
SLB Ltd.	7,960	394,736

		1,036,261

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.6% (continued)
Energy - 5.6% (continued)
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	32,714	$1,220,887
Chevron Corp.	3,739	735,948
ConocoPhillips	1,836	221,201
ExxonMobil Holdings Corp.	6,021	935,904
Ovintiv, Inc.	8,300	518,418
Permian Resources Corp., Class A	24,854	529,639
Shell PLC, ADR	6,635	610,287

		4,772,284

Total Energy		5,808,545

Financials - 11.1%
Banks - 5.0%
Bank of America Corp.	24,270	1,503,527
Citigroup, Inc.	4,857	643,310
Citizens Financial Group, Inc.	2,268	162,502
First Citizens BancShares, Inc., Class A	190	415,464
Truist Financial Corp.	6,900	357,696
U.S. Bancorp	11,300	712,013
Wells Fargo & Co.	11,501	994,261
Western Alliance Bancorp	5,909	475,615

		5,264,388

Capital Markets - 1.2%
Charles Schwab Corp.	5,144	541,354
LPL Financial Holdings, Inc.	1,244	440,003
State Street Corp.	1,276	234,988

		1,216,345

Consumer Finance - 0.8%
American Express Co.	1,593	535,646
Capital One Financial Corp.	1,333	278,610

		814,256

Financial Services - 2.7%
Berkshire Hathaway, Inc., Class BA	1,639	838,414
Corebridge Financial, Inc.	12,000	374,280
Fidelity National Information Services, Inc.	20,980	939,275
Fiserv, Inc.A	11,800	636,492

		2,788,461

Insurance - 1.4%
American International Group, Inc.	11,804	927,558
Everest Group Ltd.	724	270,885
Progressive Corp.	1,462	309,096

		1,507,539

Total Financials		11,590,989

Health Care - 8.0%
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	4,114	434,850
GE HealthCare Technologies, Inc.	26,627	1,811,168
Medtronic PLC	11,448	977,545
Zimmer Biomet Holdings, Inc.	3,272	307,339

		3,530,902

Health Care Providers & Services - 3.2%
Centene Corp.A	2,360	146,839
Cigna Group	2,450	683,673
Elevance Health, Inc.	2,597	976,056

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.6% (continued)
Health Care - 8.0% (continued)
Health Care Providers & Services - 3.2% (continued)
Humana, Inc.	760	$276,534
Labcorp Holdings, Inc.	1,140	352,488
UnitedHealth Group, Inc.	2,359	977,570

		3,413,160

Life Sciences Tools & Services - 0.4%
Avantor, Inc.A	29,503	406,551

Pharmaceuticals - 1.0%
Merck & Co., Inc.	8,015	1,043,553

Total Health Care		8,394,166

Industrials - 6.3%
Aerospace & Defense - 0.7%
Boeing Co.A	1,430	309,080
General Dynamics Corp.	640	245,389
Lockheed Martin Corp.	300	174,822

		729,291

Air Freight & Logistics - 0.5%
FedEx Corp.	1,540	473,396

Building Products - 0.8%
Johnson Controls International PLC	5,579	818,216

Construction & Engineering - 0.4%
AECOM	4,594	332,560
Fluor Corp.A	2,300	115,391

		447,951

Electrical Equipment - 0.1%
Vertiv Holdings Co., Class A	468	113,497

Ground Transportation - 0.9%
JB Hunt Transport Services, Inc.	1,422	386,429
Uber Technologies, Inc.A	8,039	565,624

		952,053

Machinery - 2.3%
CNH Industrial NV	49,680	509,220
Cummins, Inc.	232	147,134
Deere & Co.	380	225,215
Fortive Corp.	14,019	830,065
PACCAR, Inc.	3,858	511,879
Stanley Black & Decker, Inc.	2,300	217,534

		2,441,047

Professional Services - 0.6%
CACI International, Inc., Class AA	641	319,058
Leidos Holdings, Inc.	2,900	335,240

		654,298

Total Industrials		6,629,749

Information Technology - 7.8%
Communications Equipment - 0.6%
F5, Inc.A	1,610	648,138

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.6% (continued)
Information Technology - 7.8% (continued)
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	3,400	$502,554

IT Services - 0.4%
Cognizant Technology Solutions Corp., Class A	7,300	404,055

Semiconductors & Semiconductor Equipment - 1.6%
Entegris, Inc.	5,178	616,441
Microchip Technology, Inc.	7,418	551,083
QUALCOMM, Inc.	3,202	472,647

		1,640,171

Software - 3.7%
Microsoft Corp.	1,600	743,552
Oracle Corp.	3,653	474,415
Salesforce, Inc.	4,000	736,080
Workday, Inc., Class AA	11,890	1,906,443

		3,860,490

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	22,562	1,080,720

Total Information Technology		8,136,128

Materials - 2.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,403	708,621
Axalta Coating Systems Ltd.A	15,489	554,661
Olin Corp.	8,400	155,484
PPG Industries, Inc.	6,400	707,328

		2,126,094

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	10,178	637,448

Total Materials		2,763,542

Real Estate - 0.9%
Specialized REITs - 0.9%
Public Storage	1,464	474,585
VICI Properties, Inc.	17,508	461,336

		935,921

Total Real Estate		935,921

Utilities - 3.6%
Electric Utilities - 2.9%
Entergy Corp.	7,576	815,329
PG&E Corp.	30,307	526,735
Pinnacle West Capital Corp.	6,727	679,360
PPL Corp.	4,047	142,495
Xcel Energy, Inc.	11,680	913,376

		3,077,295

Multi-Utilities - 0.7%
Dominion Energy, Inc.	9,800	677,866

Total Utilities		3,755,161

Total Common Stocks (Cost $44,132,653)		58,165,665

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.0%
Communications - 2.1%
Internet - 0.7%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	$243,779
4.650%, Due 12/1/2029	250,000	249,845
Meta Platforms, Inc., 6.300%, Due 5/15/2056	200,000	183,544

		677,168

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	30,000	26,013
5.750%, Due 4/1/2048	115,000	90,520
3.850%, Due 4/1/2061	85,000	46,411
3.950%, Due 6/30/2062	85,000	46,347
Comcast Corp., 6.550%, Due 7/1/2039	217,000	220,650
Cox Communications, Inc.,
6.950%, Due 6/1/2038B	100,000	97,288
5.950%, Due 9/1/2054B	265,000	211,058

		738,287

Telecommunications - 0.7%
AT&T, Inc.,
5.700%, Due 11/1/2054	80,000	69,035
6.000%, Due 4/30/2056	205,000	184,119
3.650%, Due 9/15/2059	80,000	47,397
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	190,000	172,130
Verizon Communications, Inc.,
4.780%, Due 2/15/2035	181,000	171,003
6.200%, Due 5/14/2056, (5 yr. CMT + 2.042%)C	105,000	102,759

		746,443

Total Communications		2,161,898

Consumer, Cyclical - 0.8%
Retail - 0.8%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	478,698
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	140,872
7.550%, Due 2/15/2030	169,000	185,647

		805,217

Total Consumer, Cyclical		805,217

Consumer, Non-Cyclical - 0.3%
Beverages - 0.3%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	300,226

Energy - 0.3%
Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C D	150,000	153,990

Pipelines - 0.2%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	48,546
ONEOK, Inc., 5.700%, Due 11/1/2054	80,000	70,764
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032B	65,000	57,268

		176,578

Total Energy		330,568

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.0% (continued)
Financial - 3.2%
Banks - 1.9%
Bank of America Corp., 6.110%, Due 1/29/2037	$176,000	$181,286
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	144,745
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	247,533
JPMorgan Chase & Co., 5.500%, Due 10/15/2040	313,000	308,735
Morgan Stanley,
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)C	95,000	81,535
5.314%, Due 1/18/2041, (5 yr. CMT + 1.170%)C	200,000	189,547
PNC Financial Services Group, Inc.,
2.550%, Due 1/22/2030	500,000	462,417
5.423%, Due 1/25/2041, (5 yr. CMT + 1.170%)C	190,000	182,114
U.S. Bancorp, 5.723%, Due 5/20/2041, (5 yr. CMT + 1.250%)C	200,000	195,401

		1,993,313

Diversified Financial Services - 0.1%
Western Union Co., 4.750%, Due 6/15/2029	160,000	158,385

Insurance - 1.0%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	296,746
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	32,892
Markel Group, Inc., 5.000%, Due 5/20/2049	100,000	83,991
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	179,919
4.721%, Due 12/15/2044	193,000	164,301
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	263,859

		1,021,708

REITS - 0.2%
Essential Properties LP, 5.375%, Due 7/15/2036	45,000	43,602
GLP Capital LP/GLP Financing II, Inc., 5.625%, Due 3/1/2036	145,000	139,032
Public Storage Operating Co., 2.250%, Due 11/9/2031	45,000	39,408

		222,042

Total Financial		3,395,448

Industrial - 1.2%
Aerospace/Defense - 0.2%
RTX Corp., 6.125%, Due 7/15/2038	217,000	228,529

Machinery - Construction & Mining - 0.2%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	198,599

Machinery - Diversified - 0.5%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	464,122

Transportation - 0.3%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	205,076
CSX Corp., 5.500%, Due 4/15/2041	157,000	154,040

		359,116

Total Industrial		1,250,366

Technology - 2.0%
Computers - 1.4%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	188,971
2.200%, Due 9/11/2029	300,000	280,870
Dell International LLC/EMC Corp., 3.375%, Due 12/15/2041	160,000	117,259
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	490,674
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	361,567

		1,439,341

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.0% (continued)
Technology - 2.0% (continued)
Semiconductors - 0.6%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039B	$200,000	$204,916
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	474,257

		679,173

Total Technology		2,118,514

Utilities - 2.1%
Electric - 2.1%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	165,018
Baltimore Gas & Electric Co., 5.150%, Due 6/1/2033	120,000	119,224
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	245,053
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	165,359
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)C	115,000	117,600
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)C	175,000	176,314
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	54,695
6.000%, Due 1/15/2038	40,000	41,276
6.050%, Due 4/15/2038	115,000	119,748
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	87,644
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	59,243
4.200%, Due 8/15/2045	30,000	23,697
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	223,342
Entergy Arkansas LLC, 5.750%, Due 1/15/2056	80,000	75,316
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	27,687
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)C	45,000	46,127
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	45,046
5.400%, Due 3/15/2035	70,000	69,437
Sempra,
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)C	100,000	101,521
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)C	45,000	45,008
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)C	80,000	80,328
System Energy Resources, Inc., 5.300%, Due 12/15/2034	145,000	142,141

		2,230,824

Total Utilities		2,230,824

Total Corporate Obligations (Cost $13,290,110)		12,593,061

FOREIGN CORPORATE OBLIGATIONS - 3.2%
Communications - 0.3%
Telecommunications - 0.3%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	179,380
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	150,000	132,108

		311,488

Total Communications		311,488

Consumer, Cyclical - 0.3%
Auto Manufacturers - 0.3%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027B	350,000	352,684

Consumer, Non-Cyclical - 1.5%
Agriculture - 0.4%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	36,340
4.540%, Due 8/15/2047	260,000	205,764
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	177,136

		419,240

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.2% (continued)
Consumer, Non-Cyclical - 1.5% (continued)
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	$500,000	$495,780

Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC,
4.650%, Due 11/15/2043B	105,000	82,990
3.950%, Due 4/15/2045B	245,000	176,525
4.700%, Due 7/15/2064B	200,000	146,548
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026B	200,000	200,715

		606,778

Total Consumer, Non-Cyclical		1,521,798

Energy - 0.4%
Oil & Gas - 0.3%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049B	500,000	375,063

Pipelines - 0.1%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	83,519

Total Energy		458,582

Financial - 0.7%
Banks - 0.1%
HBOS PLC, 6.000%, Due 11/1/2033B	80,000	81,043

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)C	150,000	153,456

Insurance - 0.4%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	200,000	193,766
6.100%, Due 3/15/2055	35,000	32,765
6.200%, Due 6/8/2056B	250,000	236,562

		463,093

Total Financial		697,592

Total Foreign Corporate Obligations (Cost $3,479,978)		3,342,144

FOREIGN SOVEREIGN OBLIGATIONS - 0.2% (Cost $284,870)
Mexico Government International Bonds, 3.771%, Due 5/24/2061	450,000	252,900

ASSET-BACKED OBLIGATIONS - 1.1%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3B	75,000	74,666
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2B	75,000	74,989
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AB	110,000	109,194
GM Financial Automobile Leasing Trust, 4.300%, Due 3/20/2029, 2026-2 A3	45,000	44,870
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	87,147	87,373
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AB	90,000	89,721
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,209
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3B	104,612	104,734
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIB	98,250	91,398
Toyota Auto Receivables Owner Trust, 4.510%, Due 3/17/2031, 2026-C A3	125,000	124,803
Volkswagen Auto Lease Trust,
4.010%, Due 1/22/2029, 2025-B A3	110,000	109,558
4.170%, Due 3/20/2029, 2026-A A3	150,000	149,170
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,050

Total Asset-Backed Obligations (Cost $1,214,905)		1,205,735

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.2% (Cost $259,935)
NRTH Commercial Mortgage Trust, 5.070%, Due 10/15/2040, 2025-PARK A, (1 mo. USD Term SOFR + 1.393%)B C	260,000	260,650

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	$2,189	$2,167
3.000%, Due 11/1/2032	23,140	22,273
5.000%, Due 8/1/2033	8,965	8,955
5.500%, Due 2/1/2034	8,888	8,978
2.500%, Due 6/1/2035	41,930	38,961
2.000%, Due 3/1/2036	124,075	112,310
4.000%, Due 1/1/2041	32,658	31,185
4.500%, Due 2/1/2041	22,752	22,133
2.500%, Due 9/1/2041	109,914	96,459
3.500%, Due 5/1/2042	111,282	103,536
3.500%, Due 6/1/2042	110,269	102,584
3.000%, Due 4/1/2047	101,119	87,426
3.000%, Due 8/1/2048	93,050	81,732
2.500%, Due 7/1/2050	60,085	49,745
2.500%, Due 12/1/2050	57,377	47,826
2.500%, Due 11/1/2051	110,585	92,386
2.000%, Due 2/1/2052	105,578	83,551
2.000%, Due 3/1/2052	188,791	148,004
2.500%, Due 5/1/2052	91,143	75,890
6.000%, Due 3/1/2053	46,686	47,455
4.500%, Due 5/1/2053	84,873	80,292
5.000%, Due 5/1/2053	205,871	200,099
5.000%, Due 8/1/2053	177,506	172,251
6.000%, Due 8/1/2053	137,593	139,875
5.500%, Due 9/1/2053	98,392	98,346
5.500%, Due 2/1/2054	254,573	254,167
6.000%, Due 8/1/2054	74,283	75,936
5.000%, Due 9/1/2054	137,864	134,278
5.500%, Due 5/1/2055	256,280	255,416

		2,674,216

Federal National Mortgage Association,
3.500%, Due 1/1/2028	1,971	1,957
5.000%, Due 3/1/2034	10,170	10,109
4.500%, Due 4/1/2034	18,314	18,032
3.000%, Due 10/1/2034	2,435	2,314
2.000%, Due 11/1/2035	80,263	73,427
2.000%, Due 12/1/2035	39,137	35,502
3.500%, Due 6/1/2037	59,604	56,578
5.500%, Due 6/1/2038	2,515	2,550
4.500%, Due 1/1/2040	23,434	22,725
5.000%, Due 5/1/2040	42,469	42,169
5.000%, Due 6/1/2040	24,642	24,470
4.000%, Due 9/1/2040	22,766	21,722
4.000%, Due 1/1/2041	44,097	41,876
2.500%, Due 11/1/2041	85,102	75,028
3.000%, Due 6/1/2043	213,971	191,395
3.000%, Due 8/1/2043	196,353	175,554
4.000%, Due 7/1/2045	46,901	44,031
3.500%, Due 8/1/2045	21,903	19,923
3.500%, Due 11/1/2045	208,339	189,338
3.500%, Due 1/1/2046	81,670	74,320
3.500%, Due 5/1/2046	22,635	20,516
4.000%, Due 7/1/2046	46,054	43,269
3.000%, Due 10/1/2046	17,572	15,417
3.000%, Due 11/1/2046	99,661	88,061
3.500%, Due 3/1/2047	25,499	23,098
4.500%, Due 7/1/2047	10,266	9,832
4.500%, Due 8/1/2047	19,805	18,974
3.500%, Due 9/1/2047	31,812	28,825
4.500%, Due 4/1/2048	8,676	8,277
4.500%, Due 7/1/2048	52,332	49,895
4.500%, Due 10/1/2049	59,297	56,487

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 11/1/2049	$122,119	$113,363
2.500%, Due 8/1/2050	274,500	226,515
3.000%, Due 8/1/2050	80,132	69,100
2.500%, Due 9/1/2050	89,089	73,870
2.500%, Due 10/1/2050	42,450	35,014
3.000%, Due 10/1/2050	84,868	73,604
2.000%, Due 3/1/2051	133,429	106,666
2.000%, Due 4/1/2051	212,344	167,732
3.000%, Due 5/1/2051	97,251	84,588
3.000%, Due 6/1/2051	92,934	80,076
3.500%, Due 6/1/2051	109,738	97,886
2.000%, Due 7/1/2051	217,183	171,364
3.500%, Due 7/1/2051	92,725	83,256
2.500%, Due 8/1/2051	198,725	165,121
3.000%, Due 11/1/2051	73,694	63,148
2.000%, Due 1/1/2052	328,836	260,335
2.500%, Due 2/1/2052	168,784	140,799
3.500%, Due 5/1/2052	125,480	111,615
4.000%, Due 6/1/2052	143,967	132,726
5.000%, Due 6/1/2052	232,441	228,668
3.000%, Due 7/1/2052	98,134	85,347
4.500%, Due 8/1/2052	123,298	116,772
4.500%, Due 9/1/2052	187,312	177,101
4.500%, Due 10/1/2052	140,335	133,224
5.000%, Due 4/1/2053	70,349	68,772
4.500%, Due 6/1/2053	86,935	82,762
5.500%, Due 10/1/2053	164,201	163,630
6.000%, Due 1/1/2054	176,354	180,853
5.500%, Due 2/1/2054	181,744	181,747
6.500%, Due 6/1/2054	26,397	27,581
5.000%, Due 3/1/2056	131,360	126,819

		5,315,725

Government National Mortgage Association,
6.500%, Due 8/15/2027	66	66
6.500%, Due 11/15/2027	301	304
7.500%, Due 12/15/2028	1,314	1,332
5.500%, Due 7/15/2033	9,282	9,430
6.000%, Due 12/15/2033	13,151	13,416
5.500%, Due 2/20/2034	13,668	13,908
5.000%, Due 10/15/2039	29,057	29,008
3.500%, Due 9/15/2041	59,018	53,923
3.500%, Due 8/20/2047	11,796	10,582
3.500%, Due 10/20/2047	10,805	9,632
4.000%, Due 1/20/2048	53,551	49,479
5.000%, Due 1/20/2050	23,749	23,441
4.500%, Due 2/20/2050	22,685	21,666
5.000%, Due 2/20/2050	12,566	12,426
2.500%, Due 4/20/2050	115,735	96,697
2.500%, Due 6/20/2051	116,106	97,004
3.000%, Due 6/20/2051	49,584	43,076
2.500%, Due 7/20/2051	181,658	151,770
3.000%, Due 8/20/2051	112,124	98,559
2.500%, Due 11/20/2051	92,752	77,491
3.000%, Due 12/20/2051	218,856	190,128
3.500%, Due 1/20/2052	79,883	71,184
4.000%, Due 3/20/2052	80,780	74,158
2.500%, Due 4/20/2052	51,841	43,311
4.500%, Due 9/20/2052	106,831	101,258
5.000%, Due 4/20/2053	201,794	196,656
5.500%, Due 7/20/2053	148,881	148,922
5.000%, Due 12/20/2054	153,482	148,854

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4% (continued)
Government National Mortgage Association, (continued)
5.500%, Due 5/20/2055	$34,585	$34,388

		1,822,069

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,638,084)		9,812,010

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	249,717
3.750%, Due 1/25/2030	300,000	293,504
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	351,422

		894,643

Total U.S. Government Agency Obligations (Cost $903,393)		894,643

U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Bonds,
5.250%, Due 11/15/2028	217,000	221,526
4.750%, Due 2/15/2037	304,000	305,294
4.500%, Due 8/15/2039	241,000	230,833
2.750%, Due 8/15/2042	250,000	183,457
2.875%, Due 5/15/2049	500,000	338,145

		1,279,255

U.S. Treasury Notes,
3.750%, Due 8/31/2026	2,495,000	2,494,610
2.000%, Due 11/15/2026	500,000	497,312
2.500%, Due 3/31/2027	250,000	247,523
4.125%, Due 10/31/2027	250,000	249,766
3.875%, Due 3/31/2028	310,000	308,099
2.875%, Due 5/15/2028	200,000	195,242
2.875%, Due 8/15/2028	300,000	291,855
2.625%, Due 2/15/2029	450,000	431,877
2.875%, Due 4/30/2029	300,000	288,855
2.375%, Due 5/15/2029	450,000	427,236
1.625%, Due 8/15/2029	350,000	323,490
1.750%, Due 11/15/2029	200,000	184,258
3.500%, Due 1/31/2030	350,000	340,184
4.000%, Due 2/28/2030	250,000	246,963
3.625%, Due 10/31/2030	300,000	291,000
4.125%, Due 5/31/2031	100,000	98,695
3.625%, Due 9/30/2031	200,000	192,484
4.375%, Due 1/31/2032	150,000	149,320
4.000%, Due 7/31/2032	100,000	97,375
3.875%, Due 9/30/2032	150,000	144,896
3.750%, Due 10/31/2032	400,000	383,328
4.125%, Due 11/15/2032	250,000	244,609
3.500%, Due 2/15/2033	250,000	235,391
3.875%, Due 8/15/2033	200,000	191,688
4.000%, Due 2/15/2034	300,000	288,562
4.375%, Due 5/15/2034	100,000	98,414
3.875%, Due 8/15/2034	300,000	284,848
4.250%, Due 8/15/2035	250,000	242,061
4.000%, Due 11/15/2035	175,000	165,895
4.375%, Due 5/15/2036	350,000	340,813

		9,976,649

Total U.S. Treasury Obligations (Cost $11,828,390)		11,255,904

	Shares
FOREIGN COMMON STOCKS - 3.9%
Communication Services - 0.3%
Media - 0.3%
WPP PLC, ADRE	13,400	270,814

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.9% (continued)
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Magna International, Inc.	9,704	$665,694

Consumer Staples - 0.4%
Personal Products - 0.4%
Unilever PLC	7,043	446,597

Health Care - 0.2%
Pharmaceuticals - 0.2%
GSK PLC, ADRE	3,254	168,199

Information Technology - 2.4%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson, ADR	67,730	664,431

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	4,206	865,132

Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	1,285	294,471

Software - 0.7%
Check Point Software Technologies Ltd.A	1,900	241,547
SAP SE, ADR	2,500	459,050

		700,597

Total Information Technology		2,524,631

Total Foreign Common Stocks (Cost $3,385,073)		4,075,935

SHORT-TERM INVESTMENTS - 2.3% (Cost $2,391,378)
Investment Companies - 2.3%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	2,391,378	2,391,378

SECURITIES LENDING COLLATERAL - 0.2% (Cost $221,214)
Investment Companies - 0.2%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	221,214	221,214

TOTAL INVESTMENTS - 99.8% (Cost $92,029,983)		104,471,239
OTHER ASSETS, NET OF LIABILITIES - 0.2%		176,737

TOTAL NET ASSETS - 100.0%		$104,647,976

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,160,120 or 3.0% of net assets. The Fund has no right to demand registration of these securities.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2026.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	6	September 2026	$2,273,602	$2,255,775	$(17,827)

			$2,273,602	$2,255,775	$(17,827)

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$58,165,665	$—	$—	$58,165,665
Corporate Obligations	—	12,593,061	—	12,593,061
Foreign Corporate Obligations	—	3,342,144	—	3,342,144
Foreign Sovereign Obligations	—	252,900	—	252,900
Asset-Backed Obligations	—	1,205,735	—	1,205,735
Commercial Mortgage-Backed Obligations	—	260,650	—	260,650
U.S. Agency Mortgage-Backed Obligations	—	9,812,010	—	9,812,010
U.S. Government Agency Obligations	—	894,643	—	894,643
U.S. Treasury Obligations	—	11,255,904	—	11,255,904
Foreign Common Stocks	4,075,935	—	—	4,075,935
Short-Term Investments	2,391,378	—	—	2,391,378
Securities Lending Collateral	221,214	—	—	221,214

Total Investments in Securities - Assets	$64,854,192	$39,617,047	$—	$104,471,239

Financial Derivative Instruments - Liabilities
Futures Contracts	$(17,827)	$—	$—	$(17,827)

Total Financial Derivative Instruments - Liabilities	$(17,827)	$—	$—	$(17,827)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 2.8%
Financial - 1.1%
Banks - 1.1%
Morgan Stanley, 4.708%, Due 3/12/2032, (1 day USD SOFR + 1.195%)A	$4,050,000	$3,958,147

Utilities - 1.7%
Electric - 1.7%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,170,000	6,056,218

Total Corporate Obligations (Cost $10,215,417)		10,014,365

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 47.8%
Federal Home Loan Mortgage Corp.,
2.500%, Due 9/1/2042	9,819,399	8,631,087
1.500%, Due 1/1/2051	8,247,057	6,161,496
2.000%, Due 3/1/2052	15,673,471	12,287,360
2.500%, Due 3/1/2052	10,688,409	8,772,271
2.500%, Due 4/1/2052	19,839,392	16,276,001
1.500%, Due 6/1/2052	8,535,043	6,377,947
3.000%, Due 6/1/2052	14,410,352	12,336,182
2.000%, Due 10/1/2052	21,431,439	16,771,147

		87,613,491

Federal National Mortgage Association,
2.500%, Due 11/1/2050	5,413,291	4,424,821
2.500%, Due 5/1/2051	9,051,538	7,392,525
1.500%, Due 6/1/2051	13,357,353	9,960,135
2.000%, Due 10/1/2051	13,756,912	10,726,680
2.500%, Due 2/1/2052	7,793,523	6,411,015
3.000%, Due 5/1/2052	20,398,919	17,464,265
1.500%, Due 6/1/2052	14,597,696	10,908,363
3.500%, Due 10/1/2052	10,385,297	9,219,597
4.000%, Due 10/1/2052	6,268,019	5,737,158

		82,244,559

Total U.S. Agency Mortgage-Backed Obligations (Cost $175,896,074)		169,858,050

U.S. TREASURY OBLIGATIONS - 48.5%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	39,700,000	34,064,461
3.250%, Due 5/15/2042	10,450,000	8,277,543
2.500%, Due 2/15/2045	30,330,000	20,321,100
2.500%, Due 5/15/2046	12,980,000	8,515,590

		71,178,694

U.S. Treasury Notes,
3.500%, Due 2/15/2033	32,205,000	30,323,021
4.000%, Due 2/15/2034	37,215,000	35,796,178
3.875%, Due 8/15/2034	37,165,000	35,287,877

		101,407,076

Total U.S. Treasury Obligations (Cost $182,811,759)		172,585,770

TOTAL INVESTMENTS - 99.1% (Cost $368,923,250)		352,458,185
OTHER ASSETS, NET OF LIABILITIES - 0.9%		3,265,314

TOTAL NET ASSETS - 100.0%		$355,723,499

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2026.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

T-bills - Treasury bills.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$10,014,365	$—	$10,014,365
U.S. Agency Mortgage-Backed Obligations	—	169,858,050	—	169,858,050
U.S. Treasury Obligations	—	172,585,770	—	172,585,770

Total Investments in Securities - Assets	$—	$352,458,185	$—	$352,458,185

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Australia - 3.1%
Foreign Common Stocks - 3.1%
Artrya Ltd.A B C	296,435	$842,893
NRW Holdings Ltd.C	281,848	1,391,597
Southern Cross Electrical Engineering Ltd.B C	426,137	1,300,420
SRG Global Ltd.C	485,927	1,139,827
Tasmea Ltd.B C D	254,686	1,502,634

Total Foreign Common Stocks		6,177,371

Total Australia (Cost $6,326,411)		6,177,371

Austria - 0.6% (Cost $504,500)
Foreign Common Stocks - 0.6%
AT&S Austria Technologie & Systemtechnik AGA C	7,844	1,175,611

Belgium - 1.1%
Foreign Common Stocks - 1.1%
Cenergy Holdings SAC	54,076	1,346,652
Viohalco SAC	42,229	861,868

Total Foreign Common Stocks		2,208,520

Total Belgium (Cost $1,764,099)		2,208,520

Bermuda - 0.6% (Cost $1,054,492)
Foreign Common Stocks - 0.6%
Himalaya Shipping Ltd.A C	78,374	1,232,213

Canada - 10.0%
Foreign Common Stocks - 10.0%
Apotex Health Corp.A	57,012	1,488,490
Aritzia, Inc.A	13,464	1,341,550
Badger Infrastructure Solutions Ltd.	23,656	1,499,499
Black Diamond Group Ltd.	84,275	1,052,648
Enerflex Ltd.	55,167	1,228,601
Exchange Income Corp.B	20,611	1,845,926
Extendicare, Inc.B	75,417	1,908,760
Finning International, Inc.	17,150	1,136,523
Hammond Power Solutions, Inc.	5,954	1,064,742
IGM Financial, Inc.B	18,774	1,167,273
MDA Space Ltd.A B	28,052	849,254
Neo Performance Materials, Inc.	54,503	1,283,018
Russel Metals, Inc.B	29,187	1,400,376
Savaria Corp.B	58,317	1,211,393
Tamarack Valley Energy Ltd.	160,630	1,536,575

Total Foreign Common Stocks		20,014,628

Total Canada (Cost $17,347,956)		20,014,628

China - 2.4%
Foreign Common Stocks - 2.4%
ASMPT Ltd.C	64,195	1,220,829
Cathay Pacific Airways Ltd.C	706,840	1,317,500
Precision Tsugami China Corp. Ltd.C D	136,617	900,358
TCL Electronics Holdings Ltd.C	674,869	1,393,126

Total Foreign Common Stocks		4,831,813

Total China (Cost $4,439,121)		4,831,813

Congo - 0.6% (Cost $1,475,353)
Foreign Common Stocks - 0.6%
Helios Towers PLCA C	461,434	1,225,709

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Denmark - 1.1%
Foreign Common Stocks - 1.1%
ALK-Abello ASC	27,165	$929,876
NKT ASA C	9,434	1,285,975

Total Foreign Common Stocks		2,215,851

Total Denmark (Cost $2,192,116)		2,215,851

France - 1.2%
Foreign Common Stocks - 1.2%
Genfit SAA C	97,122	1,646,619
Nexans SAC	5,583	850,507

Total Foreign Common Stocks		2,497,126

Total France (Cost $2,536,421)		2,497,126

Germany - 1.5%
Foreign Common Stocks - 1.5%
Elmos Semiconductor SEC	4,900	825,971
Jenoptik AGC	21,361	918,879
Salzgitter AGC	22,280	1,326,836

Total Foreign Common Stocks		3,071,686

Total Germany (Cost $3,728,986)		3,071,686

Greece - 0.5% (Cost $772,109)
Foreign Common Stocks - 0.5%
Motor Oil Hellas Corinth Refineries SAC	17,929	1,050,141

India - 11.0%
Foreign Common Stocks - 11.0%
Acme Solar Holdings Ltd.C	281,758	1,070,507
Aeroflex Industries Ltd.C	366,213	1,675,818
Aether Industries Ltd.A C	80,495	1,317,988
Anand Rathi Wealth Ltd.C	48,252	1,046,873
Arvind Ltd.A C	235,505	1,270,030
Ather Energy Ltd.A C	98,547	1,309,554
Cemindia Projects Ltd.C	88,484	1,262,649
Data Patterns India Ltd.C	34,232	1,532,960
Gland Pharma Ltd.C E	55,248	1,448,475
KRN Heat Exchanger & Refrigeration Ltd.A C	106,521	1,315,694
Laurus Labs Ltd.C E	117,553	2,239,939
MTAR Technologies Ltd.A C D	14,494	872,951
Paras Defence & Space Technologies Ltd.C	102,474	1,354,169
Phoenix Mills Ltd.C	48,511	963,850
Quality Power Electrical Equipments Ltd.C	112,858	1,334,990
Radico Khaitan Ltd.C	26,772	1,221,931
Ramco Systems Ltd.A C	152,192	930,710

Total Foreign Common Stocks		22,169,088

Total India (Cost $21,239,389)		22,169,088

Ireland - 0.6% (Cost $1,393,802)
Foreign Common Stocks - 0.6%
Glanbia PLCC	48,982	1,299,446

Israel - 1.6%
Foreign Common Stocks - 1.6%
Enlight Renewable Energy Ltd.A C	14,537	1,251,181
Ituran Location & Control Ltd.	14,555	802,854

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Israel - 1.6% (continued)
Foreign Common Stocks - 1.6% (continued)
Tower Semiconductor Ltd.A	5,318	$1,168,205

Total Foreign Common Stocks		3,222,240

Total Israel (Cost $1,807,348)		3,222,240

Italy - 4.6%
Foreign Common Stocks - 4.6%
Banca Generali SpAC	18,446	1,393,425
Carel Industries SpAC E	44,575	1,390,954
Credito Emiliano SpAC	50,646	1,111,983
Ermenegildo Zegna NV	114,182	1,679,617
OVS SpAC E	169,723	1,227,597
SOL SpAC	16,888	1,108,447
Technoprobe SpAA C	40,653	1,302,997

Total Foreign Common Stocks		9,215,020

Total Italy (Cost $8,168,386)		9,215,020

Japan - 21.4%
Foreign Common Stocks - 21.4%
77 Bank Ltd.C	64,931	1,419,905
Chiba Bank Ltd.C	101,718	1,662,467
CKD Corp.C	26,948	984,186
Daido Steel Co. Ltd.C	74,663	1,059,998
Ebara Corp.C	41,704	1,419,046
ExaWizards, Inc.A B C	213,058	1,022,540
Ferrotec Corp.C	20,256	1,028,118
Food & Life Cos. Ltd.C	36,181	1,265,879
GS Yuasa Corp.C	20,913	716,037
Hachijuni Nagano Bank Ltd.C	98,709	1,548,340
INFRONEER Holdings, Inc.C	85,439	1,397,489
Internet Initiative Japan, Inc.C	70,773	1,556,072
Lintec Corp.C	28,446	1,091,163
Maruichi Steel Tube Ltd.C	100,424	1,125,998
Maruwa Co. Ltd.C	2,207	751,035
Meidensha Corp.C	21,423	1,270,330
Minebea Mitsumi, Inc.C	43,696	997,316
Monogatari Corp.C	33,007	1,132,990
Nabtesco Corp.C	26,413	760,114
NGK Corp.C	33,337	1,147,588
NHK Spring Co. Ltd.C	64,107	1,424,498
Optex Group Co. Ltd.C	46,587	1,001,155
Resonac Holdings Corp.C	9,526	794,857
Rorze Corp.C	42,329	1,026,948
Ryohin Keikaku Co. Ltd.C	57,675	1,515,565
Saizeriya Co. Ltd.C	30,236	1,500,938
Shiga Bank Ltd.C	87,459	1,310,080
Sumitomo Bakelite Co. Ltd.C	34,816	1,401,262
TASUKI Holdings, Inc.B C	174,873	1,213,518
Tazmo Co. Ltd.C	31,656	774,562
Tokyo Ohka Kogyo Co. Ltd.C	24,351	1,318,905
Tokyo Seimitsu Co. Ltd.C	11,281	1,180,830
TOTO Ltd.C	19,273	834,770
Toyoda Gosei Co. Ltd.C	29,889	1,033,335
V Technology Co. Ltd.B C	24,862	831,787
Yamagata Bank Ltd.C	44,772	1,040,680
Zeon Corp.C	93,180	1,311,371

Total Foreign Common Stocks		42,871,672

Total Japan (Cost $42,721,872)		42,871,672

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Malaysia - 0.5% (Cost $1,125,222)
Foreign Common Stocks - 0.5%
Malaysian Pacific Industries Bhd.C	91,866	$1,031,618

Netherlands - 1.3%
Foreign Common Stocks - 1.3%
Koninklijke BAM Groep NVC	124,653	1,669,980
Van Lanschot Kempen NVC	12,609	945,105

Total Foreign Common Stocks		2,615,085

Total Netherlands (Cost $2,534,465)		2,615,085

New Zealand - 0.8% (Cost $1,627,900)
Foreign Common Stocks - 0.8%
Infratil Ltd.C	180,533	1,569,861

Norway - 0.5% (Cost $917,712)
Foreign Common Stocks - 0.5%
Frontline PLC	26,506	1,043,541

Poland - 1.6%
Foreign Common Stocks - 1.6%
Synektik SAC	15,413	1,493,248
XTB SAC E	43,009	1,712,026

Total Foreign Common Stocks		3,205,274

Total Poland (Cost $2,852,981)		3,205,274

Republic of Korea - 1.6%
Foreign Common Stocks - 1.6%
GS Holdings Corp.C	21,749	1,357,115
Hyundai Department Store Co. Ltd.C	13,594	1,134,639
Shinsegae, Inc.C	2,268	667,803

Total Foreign Common Stocks		3,159,557

Total Republic of Korea (Cost $3,347,857)		3,159,557

Singapore - 1.2%
Foreign Common Stocks - 1.2%
SATS Ltd.C	427,582	1,573,339
Singapore Technologies Engineering Ltd.C	110,653	867,907

Total Foreign Common Stocks		2,441,246

Total Singapore (Cost $2,001,343)		2,441,246

Spain - 2.4%
Foreign Common Stocks - 2.4%
Construcciones y Auxiliar de Ferrocarriles SAC	13,966	1,103,418
Logista Integral SAC	34,445	1,469,814
Melia Hotels International SAC	79,598	952,017
Sacyr SAC	227,714	1,236,305

Total Foreign Common Stocks		4,761,554

Total Spain (Cost $4,702,337)		4,761,554

Sweden - 4.8%
Foreign Common Stocks - 4.8%
Alleima ABC	123,687	1,469,737
Asmodee Group AB, Class BA C	92,141	1,435,648
Attendo ABC E	87,822	1,008,856
Boozt ABA C E	78,359	1,378,187
Bufab ABC	91,625	1,294,847
Hoist Finance ABC E	26,554	602,107
Mycronic ABC	39,543	1,306,125

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Sweden - 4.8% (continued)
Foreign Common Stocks - 4.8% (continued)
Nordnet AB publC	30,770	$1,179,220

Total Foreign Common Stocks		9,674,727

Total Sweden (Cost $9,476,196)		9,674,727

Switzerland - 1.7%
Foreign Common Stocks - 1.7%
Accelleron Industries AGC	12,295	1,110,312
Idorsia Ltd.A B C	159,624	1,209,800
Vontobel Holding AGC	9,432	1,011,564

Total Foreign Common Stocks		3,331,676

Total Switzerland (Cost $3,672,420)		3,331,676

Taiwan - 7.1%
Foreign Common Stocks - 7.1%
Ardentec Corp.C	213,501	1,163,976
Asia Vital Components Co. Ltd.C	14,268	1,028,820
ASPEED Technology, Inc.C	2,089	916,734
Capital Securities Corp.A C	1,372,024	1,435,300
Ennoconn Corp.C	98,455	1,219,152
Eternal Precision Mechanics Co. Ltd.C	78,391	836,402
Evergreen Aviation Technologies Corp.C	210,939	1,191,239
GEM Services, Inc.C	245,983	927,527
King Yuan Electronics Co. Ltd.C	4,503	30,998
L&K Engineering Co. Ltd.C	37,668	809,902
Mega Union Technology, Inc.C	50,339	1,107,360
MPI Corp.C	5,365	853,970
Sigurd Microelectronics Corp.C	169,703	975,529
Taiwan Union Technology Corp.C	20,445	677,534
United Integrated Services Co. Ltd.C	34,505	1,153,586

Total Foreign Common Stocks		14,328,029

Total Taiwan (Cost $12,827,279)		14,328,029

Thailand - 0.8% (Cost $1,378,600)
Foreign Common Stocks - 0.8%
Kiatnakin Phatra Bank PCLC	450,843	1,517,652

United Kingdom - 6.0%
Foreign Common Stocks - 6.0%
AJ Bell PLCC	188,617	1,492,708
Balfour Beatty PLCC	114,870	1,346,529
Computacenter PLCC	27,237	1,689,449
Diploma PLCC	14,671	1,449,377
IG Group Holdings PLCC	71,768	1,411,751
Keller Group PLCC	45,389	1,851,126
Renishaw PLCC	16,003	1,068,053
Subsea 7 SAC	49,905	1,666,425

Total Foreign Common Stocks		11,975,418

Total United Kingdom (Cost $10,982,533)		11,975,418

United States - 0.7% (Cost $1,568,981)
Common Stocks - 0.7%
Sims Ltd.C	81,272	1,466,389

SHORT-TERM INVESTMENTS - 7.5% (Cost $14,977,125)
Investment Companies - 7.5%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	14,977,125	14,977,125

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.2% (Cost $469,492)
Investment Companies - 0.2%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	469,492	$469,492

TOTAL INVESTMENTS - 100.6% (Cost $191,934,804)		202,046,379
LIABILITIES, NET OF ASSETS - (0.6)%		(1,274,072)

TOTAL NET ASSETS - 100.0%		$200,772,307

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $160,455,654 or 79.9% of net assets.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,008,141 or 5.5% of net assets. The Fund has no right to demand registration of these securities.

F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

PCL - Public Company Limited (Thailand).

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$—	$1,466,389	$—	$1,466,389
Foreign Common Stocks
Australia	—	6,177,371	—	6,177,371
Austria	—	1,175,611	—	1,175,611
Belgium	—	2,208,520	—	2,208,520
Bermuda	—	1,232,213	—	1,232,213
Canada	20,014,628	—	—	20,014,628
China	—	4,831,813	—	4,831,813
Congo	—	1,225,709	—	1,225,709
Denmark	—	2,215,851	—	2,215,851
France	—	2,497,126	—	2,497,126
Germany	—	3,071,686	—	3,071,686
Greece	—	1,050,141	—	1,050,141
India	—	22,169,088	—	22,169,088
Ireland	—	1,299,446	—	1,299,446
Israel	1,971,059	1,251,181	—	3,222,240
Italy	1,679,617	7,535,403	—	9,215,020
Japan	—	42,871,672	—	42,871,672
Malaysia	—	1,031,618	—	1,031,618
Netherlands	—	2,615,085	—	2,615,085
New Zealand	—	1,569,861	—	1,569,861
Norway	1,043,541	—	—	1,043,541
Poland	—	3,205,274	—	3,205,274
Republic of Korea	—	3,159,557	—	3,159,557
Singapore	—	2,441,246	—	2,441,246
Spain	—	4,761,554	—	4,761,554
Sweden	—	9,674,727	—	9,674,727
Switzerland	—	3,331,676	—	3,331,676
Taiwan	—	14,328,029	—	14,328,029
Thailand	1,435,263	82,389	—	1,517,652
United Kingdom	—	11,975,418	—	11,975,418
Short-Term Investments	14,977,125	—	—	14,977,125
Securities Lending Collateral	469,492	—	—	469,492

Total Investments in Securities - Assets	$41,590,725	$160,455,654	$—	$202,046,379

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Australia - 0.8%
Foreign Common Stocks - 0.8%
Orica Ltd.A	121,683	$1,982,315
Rio Tinto PLCA	31,106	3,048,366

Total Foreign Common Stocks		5,030,681

Total Australia (Cost $3,807,293)		5,030,681

Austria - 0.7% (Cost $5,203,281)
Foreign Common Stocks - 0.7%
Mondi PLCA	363,812	4,380,672

Belgium - 1.6%
Foreign Common Stocks - 1.6%
Anheuser-Busch InBev SAA	60,865	5,263,096
KBC Group NVA	13,274	1,913,271
Syensqo SAA B	27,722	2,459,340

Total Foreign Common Stocks		9,635,707

Total Belgium (Cost $6,923,808)		9,635,707

Canada - 0.7%
Foreign Common Stocks - 0.7%
Canadian Pacific Kansas City Ltd.	24,591	2,184,307
Suncor Energy, Inc.	27,313	1,834,181

Total Foreign Common Stocks		4,018,488

Total Canada (Cost $3,036,412)		4,018,488

China - 2.3%
Foreign Common Stocks - 2.3%
AIA Group Ltd.A	314,000	3,179,830
Prudential PLCA	534,854	8,031,523
Techtronic Industries Co. Ltd.A	148,500	2,507,076

Total Foreign Common Stocks		13,718,429

Total China (Cost $10,687,057)		13,718,429

Denmark - 0.6% (Cost $3,571,547)
Foreign Common Stocks - 0.6%
Novo Nordisk AS, Class BA	72,656	3,423,369

France - 15.0%
Foreign Common Stocks - 15.0%
Air Liquide SAA	9,576	1,885,888
Alstom SAA B C	316,664	5,885,441
Arkema SAA	53,710	3,651,944
BNP Paribas SAA	82,668	10,480,233
Bureau Veritas SAA	103,287	3,298,257
Capgemini SEA	16,295	1,940,252
Carrefour SAA	103,786	1,907,625
Cie de Saint-Gobain SAA	133,055	12,504,316
Cie Generale des Etablissements Michelin SCAA	90,010	3,635,193
Eiffage SAA	6,638	945,206
Engie SAA	152,793	4,778,031
EssilorLuxottica SAA	16,105	3,061,418
Kering SAA	31,037	10,302,535
Legrand SAA	14,882	2,246,265
LVMH Moet Hennessy Louis Vuitton SEA	6,892	3,779,208
Pernod Ricard SAA	15,675	1,231,412
Societe Generale SAA	93,232	8,754,649
SPIE SAA	33,835	1,818,128
TotalEnergies SEA	86,552	7,687,646
Verallia SAA B D	48,708	1,024,338

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
France - 15.0% (continued)
Foreign Common Stocks - 15.0% (continued)
Worldline SAA B C D	26,749	$376,309

Total Foreign Common Stocks		91,194,294

Total France (Cost $86,133,054)		91,194,294

Germany - 10.5%
Foreign Common Stocks - 10.5%
adidas AGA	5,588	1,028,126
Allianz SEA	6,139	3,064,118
Continental AGA	40,369	3,345,004
Daimler Truck Holding AGA	34,272	1,935,116
Deutsche Bank AGA	91,619	3,367,658
Deutsche Boerse AGA	9,388	2,839,551
Deutsche Lufthansa AGA	239,934	2,505,024
Deutsche Post AGA	97,350	6,481,027
Deutsche Telekom AGA	273,064	8,430,375
Fresenius SE & Co. KGaAA	10,207	524,385
Infineon Technologies AGA	37,167	2,649,471
Lanxess AGA	42,524	811,303
Mercedes-Benz Group AGA	59,346	3,200,876
Merck KGaAA	20,010	3,306,045
MTU Aero Engines AGA	4,847	2,024,850
SAP SEA	34,225	6,213,745
Siemens AGA	27,374	8,923,586
Symrise AGA	32,001	3,289,963

Total Foreign Common Stocks		63,940,223

Total Germany (Cost $57,363,023)		63,940,223

Greece - 0.9%
Foreign Common Stocks - 0.9%
Eurobank SAA	272,580	1,401,114
National Bank of Greece SAA	208,999	3,885,581

Total Foreign Common Stocks		5,286,695

Total Greece (Cost $4,819,378)		5,286,695

Italy - 3.9%
Foreign Common Stocks - 3.9%
Banca Monte dei Paschi di Siena SpAA	307,579	4,112,979
Enel SpAA	142,431	1,609,344
Eni SpAA	263,824	7,337,343
Interpump Group SpAA B	43,329	1,741,093
UniCredit SpAA	91,582	8,651,504

Total Foreign Common Stocks		23,452,263

Total Italy (Cost $15,358,194)		23,452,263

Japan - 13.1%
Foreign Common Stocks - 13.1%
Casio Computer Co. Ltd.A	202,200	2,218,194
Dexerials Corp.A	69,800	1,413,392
Ebara Corp.A	54,600	1,857,853
Iyogin Holdings, Inc.A	94,800	2,155,269
Japan Exchange Group, Inc.A	208,400	2,840,148
Japan Post Bank Co. Ltd.A	168,100	3,251,915
KDDI Corp.A	185,200	3,414,860
Kioxia Holdings Corp.A C	5,800	1,615,301
Maruwa Co. Ltd.A	4,000	1,361,188
MatsukiyoCocokara & Co.A	136,600	2,174,056
Nippon Sanso Holdings Corp.A	49,600	1,804,974
Nitori Holdings Co. Ltd.A B	96,800	1,544,711

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Japan - 13.1% (continued)
Foreign Common Stocks - 13.1% (continued)
Otsuka Holdings Co. Ltd.A	39,600	$2,757,342
Recruit Holdings Co. Ltd.A	43,700	3,435,046
Renesas Electronics Corp.A	335,100	6,767,733
Resona Holdings, Inc.A	198,100	2,714,963
Resonac Holdings Corp.A	23,400	1,952,515
Rigaku Holdings Corp.A	116,800	1,488,003
Shimadzu Corp.A	135,000	3,440,406
Shin-Etsu Chemical Co. Ltd.A	37,500	1,346,316
SMC Corp.A	12,300	5,278,544
Sompo Holdings, Inc.A	144,600	6,431,326
Sony Group Corp.A	218,800	5,124,544
SUMCO Corp.A	108,500	2,210,010
Sumitomo Corp.A	452,400	4,758,957
Sumitomo Mitsui Financial Group, Inc.A	32,000	1,373,662
Suzuki Motor Corp.A	198,300	2,605,175
Toyo Suisan Kaisha Ltd.A	32,100	2,083,409

Total Foreign Common Stocks		79,419,812

Total Japan (Cost $65,903,927)		79,419,812

Netherlands - 6.2%
Foreign Common Stocks - 6.2%
ASML Holding NVA	3,604	5,893,387
Heineken NVA	109,486	9,900,055
IMCD NVA	23,772	2,598,119
ING Groep NVA	125,154	4,375,994
Koninklijke Philips NVA	161,037	4,239,629
Randstad NVA	126,391	5,319,905
Universal Music Group NVA	311,996	5,172,442

Total Foreign Common Stocks		37,499,531

Total Netherlands (Cost $32,651,350)		37,499,531

Republic of Korea - 4.6%
Foreign Common Stocks - 4.6%
BGF retail Co. Ltd.A	42,532	3,735,172
Celltrion, Inc.A	13,426	1,750,748
Hana Financial Group, Inc.A	55,440	4,876,603
Kia Corp.A	42,501	3,939,169
Samsung Electronics Co. Ltd.A	25,502	4,592,849
Samsung SDS Co. Ltd.A	23,339	3,332,685
Shinhan Financial Group Co. Ltd.A	43,843	3,098,622
Woori Financial Group, Inc.A	109,363	2,574,535

Total Foreign Common Stocks		27,900,383

Total Republic of Korea (Cost $21,823,664)		27,900,383

Singapore - 1.5%
Foreign Common Stocks - 1.5%
Sea Ltd., ADRC	25,722	2,745,566
United Overseas Bank Ltd.A	193,300	6,546,136

Total Foreign Common Stocks		9,291,702

Total Singapore (Cost $8,276,188)		9,291,702

South Africa - 0.4% (Cost $1,927,804)
Foreign Common Stocks - 0.4%
Anglo American PLCA	49,659	2,507,782

Spain - 3.2%
Foreign Common Stocks - 3.0%
Banco Santander SAA	908,214	12,829,590

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Spain - 3.2% (continued)
Foreign Common Stocks - 3.0% (continued)
Repsol SAA	165,070	$5,076,239

Total Foreign Common Stocks		17,905,829

Foreign Preferred Stocks - 0.2%
Grifols SA, 3.603%A E	150,116	1,174,105

Total Spain (Cost $13,164,064)		19,079,934

Sweden - 1.5%
Foreign Common Stocks - 1.5%
Electrolux AB, Class BA B C	839,038	2,451,177
Hexagon AB, Class BA	689,547	6,792,431

Total Foreign Common Stocks		9,243,608

Total Sweden (Cost $9,197,464)		9,243,608

Switzerland - 1.5%
Foreign Common Stocks - 1.5%
Adecco Group AGA	171,864	4,797,192
Cie Financiere Richemont SA, Class AA	8,669	2,048,177
Sika AGA	10,687	2,405,722

Total Foreign Common Stocks		9,251,091

Total Switzerland (Cost $9,909,987)		9,251,091

United Kingdom - 20.9%
Foreign Common Stocks - 20.9%
3i Group PLCA	77,122	2,984,384
AstraZeneca PLCA	71,030	12,108,266
Barclays PLCA	1,762,110	12,130,342
Barratt Redrow PLCA	538,318	2,140,358
Berkeley Group Holdings PLCA C	29,320	1,384,201
British American Tobacco PLCA	132,839	8,064,773
Bunzl PLCA	56,265	2,124,263
Compass Group PLCA	101,035	3,207,571
Croda International PLCA	45,342	1,963,016
Diageo PLCA	202,648	4,461,067
GSK PLCA	164,201	4,251,618
Howden Joinery Group PLCA	195,302	2,078,841
IMI PLCA	76,528	3,033,609
Marks & Spencer Group PLCA	387,034	2,116,375
Melrose Industries PLCA	440,704	2,706,761
National Grid PLCA	168,723	2,699,711
NatWest Group PLCA	1,055,054	9,999,217
Reckitt Benckiser Group PLCA	141,973	10,021,493
RELX PLCA	211,292	7,453,677
Rolls-Royce Holdings PLCA	322,717	6,408,058
RS Group PLCA	169,583	1,604,363
Segro PLCA	38,178	497,786
Smith & Nephew PLCA	181,581	2,851,160
Smiths Group PLCA	49,161	1,753,818
SSE PLCA	105,474	3,322,449
Standard Chartered PLCA	64,588	1,909,130
Taylor Wimpey PLCA B	2,665,925	2,820,090
Tesco PLCA	166,707	1,098,001
Unilever PLCA	72,526	4,606,314
WH Smith PLCA	210,678	1,230,824
Whitbread PLCA	109,082	3,695,698

Total Foreign Common Stocks		126,727,234

Total United Kingdom (Cost $109,592,320)		126,727,234

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
United States - 6.0%
Common Stocks - 6.0%
Aegon Ltd.A	317,381	$3,010,199
Amcor PLC, CDIA	38,948	1,766,169
Aon PLC, Class A	5,361	1,932,908
Carnival Corp. Ltd.	158,806	4,416,395
CNH Industrial NV	146,028	1,496,787
Experian PLCA	51,730	1,961,768
Medtronic PLC	32,073	2,738,713
Octave Intelligence PLC, SDRA C	20,150	361,868
Roche Holding AGA	14,777	6,460,976
Sanofi SAA	22,942	1,973,680
Shell PLCA	228,912	10,505,488

Total Common Stocks		36,624,951

Total United States (Cost $30,895,669)		36,624,951

SHORT-TERM INVESTMENTS - 4.0% (Cost $24,246,552)
Investment Companies - 4.0%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	24,246,552	24,246,552

SECURITIES LENDING COLLATERAL - 0.1% (Cost $810,474)
Investment Companies - 0.1%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	810,474	810,474

TOTAL INVESTMENTS - 100.0% (Cost $525,302,510)		606,683,875
LIABILITIES, NET OF ASSETS - 0.0%		(278,996)

TOTAL NET ASSETS - 100.0%		$606,404,879

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $561,922,371 or 92.7% of net assets.

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,400,647 or 0.2% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

PLC - Public Limited Company.

SDR - Swedish Depositary Receipt.

Long Futures Contracts Open on July 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. Mini MSCI EAFE Index Futures	135	September 2026	$21,156,804	$21,480,525	$323,721

			$21,156,804	$21,480,525	$323,721

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

Exchange Abbreviations:

ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$10,584,803	$26,040,148	$—	$36,624,951
Foreign Common Stocks
Australia	—	5,030,681	—	5,030,681
Austria	—	4,380,672	—	4,380,672
Belgium	—	9,635,707	—	9,635,707
Canada	4,018,488	—	—	4,018,488
China	—	13,718,429	—	13,718,429
Denmark	—	3,423,369	—	3,423,369
France	—	91,194,294	—	91,194,294
Germany	—	63,940,223	—	63,940,223
Greece	—	5,286,695	—	5,286,695
Italy	—	23,452,263	—	23,452,263
Japan	—	79,419,812	—	79,419,812
Netherlands	—	37,499,531	—	37,499,531
Republic of Korea	—	27,900,383	—	27,900,383
Singapore	2,745,566	6,546,136	—	9,291,702
South Africa	—	2,507,782	—	2,507,782
Spain	—	17,905,829	—	17,905,829
Sweden	—	9,243,608	—	9,243,608
Switzerland	—	9,251,091	—	9,251,091
United Kingdom	2,355,621	124,371,613	—	126,727,234
Foreign Preferred Stocks
Spain	—	1,174,105	—	1,174,105
Short-Term Investments	24,246,552	—	—	24,246,552
Securities Lending Collateral	810,474	—	—	810,474

Total Investments in Securities - Assets	$44,761,504	$561,922,371	$—	$606,683,875

Financial Derivative Instruments - Assets
Futures Contracts	$323,721	$—	$—	$323,721

Total Financial Derivative Instruments - Assets	$323,721	$—	$—	$323,721

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.8%
Comcast Corp., Class A	1,012,202	$24,252,360

Interactive Media & Services - 1.3%
Alphabet, Inc., Class A	110,257	39,265,825

Media - 0.6%
Omnicom Group, Inc.	228,340	17,970,358

Total Communication Services		81,488,543

Consumer Discretionary - 8.4%
Automobile Components - 1.4%
Aptiv PLCA	641,092	36,202,465
BorgWarner, Inc.	84,306	5,373,664

		41,576,129

Automobiles - 0.8%
General Motors Co.	259,758	23,082,096

Broadline Retail - 2.6%
Amazon.com, Inc.A	275,696	74,873,520
eBay, Inc.	30,611	3,489,960

		78,363,480

Distributors - 0.4%
Genuine Parts Co.	88,993	11,068,059

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp. Ltd.	1,314,096	36,545,010
Marriott International, Inc., Class A	42,299	15,770,336
Wynn Resorts Ltd.	192,367	19,103,967

		71,419,313

Household Durables - 0.2%
Lennar Corp., Class A	73,342	6,039,714

Specialty Retail - 0.6%
Lithia Motors, Inc.	13,887	5,352,328
Lowe’s Cos., Inc.	62,567	13,002,048

		18,354,376

Total Consumer Discretionary		249,903,167

Consumer Staples - 3.5%
Beverages - 1.6%
Constellation Brands, Inc., Class A	87,169	11,352,019
Keurig Dr. Pepper, Inc.	868,525	27,028,498
PepsiCo, Inc.	61,200	8,541,072

		46,921,589

Food Products - 1.2%
Conagra Brands, Inc.	203,211	2,948,591
J.M. Smucker Co.	83,419	9,948,550
Kraft Heinz Co.	525,288	13,578,695
Mondelez International, Inc., Class A	159,557	9,941,997

		36,417,833

Household Products - 0.3%
Kimberly-Clark Corp.	74,295	8,121,186

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Consumer Staples - 3.5% (continued)
Personal Products - 0.1%
Kenvue, Inc.	118,659	$2,282,999

Tobacco - 0.3%
Philip Morris International, Inc.	50,718	9,678,009

Total Consumer Staples		103,421,616

Energy - 8.1%
Energy Equipment & Services - 1.1%
Halliburton Co.	379,526	12,239,714
NOV, Inc.	417,218	8,106,546
SLB Ltd.	239,111	11,857,514

		32,203,774

Oil, Gas & Consumable Fuels - 7.0%
APA Corp.	1,046,987	39,073,555
Chevron Corp.	187,594	36,924,127
ConocoPhillips	198,960	23,970,701
EOG Resources, Inc.	49,383	7,342,758
ExxonMobil Holdings Corp.	325,032	50,522,974
Ovintiv, Inc.	275,827	17,228,155
Permian Resources Corp., Class A	717,782	15,295,934
Shell PLC, ADR	207,279	19,065,522

		209,423,726

Total Energy		241,627,500

Financials - 20.6%
Banks - 8.3%
Bank of America Corp.	981,423	60,799,155
Citigroup, Inc.	154,119	20,413,062
Citizens Financial Group, Inc.	78,483	5,623,307
First Citizens BancShares, Inc., Class A	6,076	13,286,086
JPMorgan Chase & Co.	116,401	40,948,708
PNC Financial Services Group, Inc.	52,667	13,159,903
Truist Financial Corp.	234,435	12,153,110
U.S. Bancorp	351,626	22,155,954
Wells Fargo & Co.	520,783	45,021,690
Western Alliance Bancorp	179,804	14,472,424

		248,033,399

Capital Markets - 3.5%
ARES Management Corp., Class A	28,602	3,663,630
Blackrock, Inc.	13,091	14,274,296
Charles Schwab Corp.	152,556	16,054,993
KKR & Co., Inc.	108,433	10,998,359
LPL Financial Holdings, Inc.	38,920	13,766,004
Morgan Stanley	95,793	20,156,763
Nasdaq, Inc.	191,721	18,058,201
State Street Corp.	40,103	7,385,369

		104,357,615

Consumer Finance - 1.4%
American Express Co.	100,795	33,892,319
Capital One Financial Corp.	40,718	8,510,469

		42,402,788

Financial Services - 2.9%
Berkshire Hathaway, Inc., Class BA	51,514	26,351,472
Corebridge Financial, Inc.	371,486	11,586,648
Fidelity National Information Services, Inc.	679,334	30,413,783

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Financials - 20.6% (continued)
Financial Services - 2.9% (continued)
Fiserv, Inc.A	350,499	$18,905,916

		87,257,819

Insurance - 4.5%
American International Group, Inc.	375,091	29,474,651
Aon PLC, Class A	40,659	14,659,602
Chubb Ltd.	46,826	16,420,941
Everest Group Ltd.	21,819	8,163,579
Marsh & McLennan Cos., Inc.	81,213	15,405,294
Progressive Corp.	138,024	29,181,034
Travelers Cos., Inc.	53,777	20,131,958

		133,437,059

Total Financials		615,488,680

Health Care - 13.2%
Biotechnology - 0.4%
AbbVie, Inc.	48,482	12,166,073

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	257,453	27,212,782
Boston Scientific Corp.A	98,674	4,611,036
GE HealthCare Technologies, Inc.	799,173	54,359,747
Medline, Inc., Class AA	111,508	4,380,034
Medtronic PLC	352,025	30,059,415
Zimmer Biomet Holdings, Inc.	113,202	10,633,064

		131,256,078

Health Care Providers & Services - 5.9%
Centene Corp.A	103,461	6,437,343
Cigna Group	164,000	45,764,200
Elevance Health, Inc.	115,005	43,223,479
Humana, Inc.	43,080	15,675,089
Labcorp Holdings, Inc.	34,022	10,519,602
McKesson Corp.	26,552	22,733,557
UnitedHealth Group, Inc.	75,997	31,493,157

		175,846,427

Life Sciences Tools & Services - 0.4%
Avantor, Inc.A	882,220	12,156,992

Pharmaceuticals - 2.1%
Johnson & Johnson	93,725	24,026,404
Merck & Co., Inc.	241,078	31,388,356
Pfizer, Inc.	253,518	6,340,485

		61,755,245

Total Health Care		393,180,815

Industrials - 12.0%
Aerospace & Defense - 3.1%
Boeing Co.A	124,110	26,825,135
General Dynamics Corp.	63,422	24,317,263
Honeywell Aerospace, Inc.A	28,529	5,898,086
Lockheed Martin Corp.	9,300	5,419,482
Northrop Grumman Corp.	12,008	6,514,100
RTX Corp.	116,208	25,010,286

		93,984,352

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Industrials - 12.0% (continued)
Air Freight & Logistics - 0.5%
FedEx Corp.	50,504	$15,524,930

Building Products - 1.0%
Johnson Controls International PLC	176,922	25,947,381
Trane Technologies PLC	5,680	2,584,116

		28,531,497

Construction & Engineering - 0.5%
AECOM	145,698	10,547,078
Fluor Corp.A	76,187	3,822,302

		14,369,380

Electrical Equipment - 0.5%
Eaton Corp. PLC	28,184	11,701,996
Vertiv Holdings Co., Class A	14,405	3,493,426

		15,195,422

Ground Transportation - 1.5%
JB Hunt Transport Services, Inc.	43,175	11,732,806
Uber Technologies, Inc.A	239,350	16,840,666
Union Pacific Corp.	58,728	17,156,211

		45,729,683

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	47,070	11,440,363

Machinery - 3.3%
CNH Industrial NV	1,487,866	15,250,627
Cummins, Inc.	6,871	4,357,588
Deere & Co.	11,784	6,984,023
Fortive Corp.	441,635	26,149,208
Illinois Tool Works, Inc.	33,647	9,655,007
PACCAR, Inc.	222,062	29,463,186
Stanley Black & Decker, Inc.	68,802	6,507,293

		98,366,932

Professional Services - 1.0%
CACI International, Inc., Class AA	19,443	9,677,753
Equifax, Inc.	49,098	8,475,297
Leidos Holdings, Inc.	90,700	10,484,920

		28,637,970

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	4,198	5,802,560

Total Industrials		357,583,089

Information Technology - 12.9%
Communications Equipment - 0.7%
F5, Inc.A	50,591	20,366,419

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	101,639	15,023,261

IT Services - 0.4%
Cognizant Technology Solutions Corp., Class A	226,732	12,549,616

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	53,280	19,575,605
Entegris, Inc.	157,518	18,752,518
KLA Corp.	88,848	16,243,191

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Information Technology - 12.9% (continued)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Microchip Technology, Inc.	234,291	$17,405,479
QUALCOMM, Inc.	98,953	14,606,452
Texas Instruments, Inc.	38,420	10,593,931

		97,177,176

Software - 5.7%
Microsoft Corp.	148,456	68,990,472
Oracle Corp.	117,074	15,204,400
Salesforce, Inc.	149,056	27,429,285
Workday, Inc., Class AA	371,925	59,634,455

		171,258,612

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	93,982	29,031,980
Hewlett Packard Enterprise Co.	715,331	34,264,355
Seagate Technology Holdings PLC	4,935	4,225,001

		67,521,336

Total Information Technology		383,896,420

Materials - 3.1%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	73,062	21,545,253
Axalta Coating Systems Ltd.A	490,406	17,561,439
Olin Corp.	279,081	5,165,790
PPG Industries, Inc.	198,212	21,906,390

		66,178,872

Construction Materials - 0.2%
CRH PLC	82,954	7,881,460

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	320,104	20,048,113

Total Materials		94,108,445

Real Estate - 1.5%
Industrial REITs - 0.5%
Prologis, Inc.	104,433	15,102,056

Specialized REITs - 1.0%
Public Storage	45,764	14,835,316
VICI Properties, Inc.	558,864	14,726,066

		29,561,382

Total Real Estate		44,663,438

Utilities - 6.4%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	33,614	4,297,550
Duke Energy Corp.	127,896	16,041,995
Entergy Corp.	238,381	25,654,563
NextEra Energy, Inc.	72,774	6,325,516
PG&E Corp.	1,554,496	27,017,140
Pinnacle West Capital Corp.	203,051	20,506,121
PPL Corp.	124,693	4,390,441
Southern Co.	131,089	12,393,154
Xcel Energy, Inc.	473,743	37,046,703

		153,673,183

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Utilities - 6.4% (continued)
Multi-Utilities - 1.2%
Dominion Energy, Inc.	522,712	$36,155,989

Total Utilities		189,829,172

Total Common Stocks (Cost $1,867,329,577)		2,755,190,885

FOREIGN COMMON STOCKS - 5.0%
Communication Services - 0.3%
Media - 0.3%
WPP PLC, ADRB	428,000	8,649,880

Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Magna International, Inc.B	293,250	20,116,950

Consumer Staples - 0.8%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	61,778	6,762,220

Household Products - 0.1%
Reckitt Benckiser Group PLCB	337,429	4,740,877

Personal Products - 0.5%
Unilever PLC	219,721	13,932,509

Total Consumer Staples		25,435,606

Health Care - 0.2%
Pharmaceuticals - 0.2%
GSK PLC, ADRB	98,728	5,103,250

Information Technology - 3.0%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson, ADR	2,172,499	21,312,215

Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity PLC	130,765	26,897,053

Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	92,536	21,205,550

Software - 0.7%
Check Point Software Technologies Ltd.A	59,100	7,513,383
SAP SE, ADR	76,994	14,137,638

		21,651,021

Total Information Technology		91,065,839

Total Foreign Common Stocks (Cost $120,561,556)		150,371,525

SHORT-TERM INVESTMENTS - 2.4% (Cost $70,817,503)
Investment Companies - 2.4%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	70,817,503	70,817,503

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.3% (Cost $8,182,537)
Investment Companies - 0.3%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	8,182,537	$8,182,537

TOTAL INVESTMENTS - 100.1% (Cost $2,066,891,173)		2,984,562,450
LIABILITIES, NET OF OTHER ASSETS - (0.1%)		(3,489,564)

TOTAL NET ASSETS - 100.0%		$2,981,072,886

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	207	September 2026	$76,734,498	$77,824,238	$1,089,740

			$76,734,498	$77,824,238	$1,089,740

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,755,190,885	$—	$—	$2,755,190,885
Foreign Common Stocks	150,371,525	—	—	150,371,525
Short-Term Investments	70,817,503	—	—	70,817,503
Securities Lending Collateral	8,182,537	—	—	8,182,537

Total Investments in Securities - Assets	$2,984,562,450	$—	$—	$2,984,562,450

Financial Derivative Instruments - Assets
Futures Contracts	1,089,740	—	—	1,089,740

Total Financial Derivative Instruments - Assets	$1,089,740	$—	$—	$1,089,740

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
ATN International, Inc.	21,610	$514,534
Shenandoah Telecommunications Co.	87,648	1,050,900

		1,565,434

Entertainment - 0.0%
Marcus Corp.	34,152	993,823

Interactive Media & Services - 0.3%
EverQuote, Inc., Class AA	23,190	584,852
MediaAlpha, Inc., Class AA	39,471	488,651
People, Inc.A	166,375	6,916,209
Ziff Davis, Inc.A	22,795	1,209,958

		9,199,670

Media - 1.4%
John Wiley & Sons, Inc., Class A	67,497	3,523,343
National CineMedia, Inc.	1,829,864	7,337,755
Scholastic Corp.	34,538	1,403,970
Stagwell, Inc.A B	4,768,148	40,290,850

		52,555,918

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	168,516	5,658,767

Total Communication Services		69,973,612

Consumer Discretionary - 11.7%
Automobile Components - 2.3%
Adient PLCA	558,466	11,750,125
Dauch Corp.A	1,016,631	5,743,965
Gentex Corp.	315,587	7,372,112
Gentherm, Inc.A	240,775	9,770,650
Goodyear Tire & Rubber Co.A	210,090	1,460,125
Lear Corp.	98,847	12,913,372
Standard Motor Products, Inc.	48,255	1,844,789
Versigent PLCA	212,300	8,778,605
Visteon Corp.	162,451	16,982,628
XPEL, Inc.A B	172,477	7,652,804

		84,269,175

Automobiles - 0.4%
Harley-Davidson, Inc.	74,701	1,833,163
Thor Industries, Inc.	87,660	6,571,870
Winnebago Industries, Inc.	198,715	6,017,090

		14,422,123

Broadline Retail - 0.3%
Kohl’s Corp.	179,696	3,439,382
Macy’s, Inc.	380,709	9,449,197

		12,888,579

Distributors - 0.3%
GigaCloud Technology, Inc., Class AA	46,972	2,054,555
Gold.com, Inc.	21,216	877,494
Pool Corp.	38,263	7,105,822

		10,037,871

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	4,638	5,582,019

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Consumer Discretionary - 11.7% (continued)
Diversified Consumer Services - 0.2% (continued)
Perdoceo Education Corp.	118,298	$3,763,059

		9,345,078

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc.	135,586	1,174,175
Boyd Gaming Corp.	57,677	4,906,006
Cheesecake Factory, Inc.	91,982	9,328,815
Dine Brands Global, Inc.B	20,427	734,146
Marriott Vacations Worldwide Corp.	232,317	22,653,231
Travel & Leisure Co.	144,517	10,986,182
Wyndham Hotels & Resorts, Inc.	109,147	8,170,744

		57,953,299

Household Durables - 1.7%
Beazer Homes USA, Inc.A	43,321	1,390,604
Century Communities, Inc.	205,261	13,785,329
Green Brick Partners, Inc.A	94,860	6,709,448
Helen of Troy Ltd.A	36,808	1,017,005
Hovnanian Enterprises, Inc., Class AA	3,750	464,625
KB Home	90,983	5,001,335
LGI Homes, Inc.A	16,973	926,216
M/I Homes, Inc.A	36,906	5,393,074
Meritage Homes Corp.	99,075	6,955,065
Newell Brands, Inc.	3,631,373	20,335,689

		61,978,390

Leisure Products - 1.1%
Brunswick Corp.	258,363	20,410,677
Callaway Golf Co.A	196,639	3,629,956
Johnson Outdoors, Inc., Class A	14,669	688,123
Malibu Boats, Inc., Class AA	11,842	326,484
YETI Holdings, Inc.A	303,958	14,875,704

		39,930,944

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class AA	64,636	6,433,867
Academy Sports & Outdoors, Inc.B	355,344	16,861,073
Advance Auto Parts, Inc.B	49,044	2,723,904
American Eagle Outfitters, Inc.	241,766	4,153,540
Asbury Automotive Group, Inc.A	40,755	9,442,934
Boot Barn Holdings, Inc.A	73,054	10,884,315
Lithia Motors, Inc.	53,181	20,497,021
MarineMax, Inc.A	28,815	993,253
Monro, Inc.	485,253	5,944,349
Sally Beauty Holdings, Inc.A	138,250	2,069,603
Signet Jewelers Ltd.	57,827	5,372,128
Sonic Automotive, Inc., Class A	126,895	11,621,044
Upbound Group, Inc.	42,629	826,576

		97,823,607

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	53,238	2,053,390
Columbia Sportswear Co.	130,145	7,728,010
Crocs, Inc.A	71,741	9,183,565
G-III Apparel Group Ltd.	66,905	2,436,011
Oxford Industries, Inc.	10,954	415,376
PVH Corp.	66,412	5,755,264
Steven Madden Ltd.	180,886	8,335,227

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Consumer Discretionary - 11.7% (continued)
Textiles, Apparel & Luxury Goods - 1.2% (continued)
VF Corp.	719,758	$10,306,934

		46,213,777

Total Consumer Discretionary		434,862,843

Consumer Staples - 2.9%
Beverages - 0.5%
Primo Brands Corp.	769,632	17,470,646

Consumer Staples Distribution & Retail - 0.1%
Ingles Markets, Inc., Class A	32,565	2,931,176
Village Super Market, Inc., Class A	15,651	687,705

		3,618,881

Food Products - 1.2%
Conagra Brands, Inc.	250,700	3,637,657
Darling Ingredients, Inc.A	334,230	20,267,707
Del Monte Corp.	107,246	3,186,279
J.M. Smucker Co.	48,900	5,831,814
Once Upon a Farm PBCA	379,295	5,753,905
Post Holdings, Inc.A	65,524	5,989,549
Seneca Foods Corp., Class AA	9,315	1,541,539

		46,208,450

Household Products - 0.3%
Central Garden & Pet Co., Class AA	282,789	10,720,531

Personal Products - 0.7%
Edgewell Personal Care Co.	73,023	1,985,496
Herbalife Ltd.A	44,829	556,776
Interparfums, Inc.	194,109	24,176,276

		26,718,548

Tobacco - 0.1%
Universal Corp.	54,274	2,859,697

Total Consumer Staples		107,596,753

Energy - 9.6%
Energy Equipment & Services - 3.8%
Atlas Energy Solutions, Inc.B	686,857	7,411,187
Bristow Group, Inc.	64,201	2,909,589
Cactus, Inc., Class A	207,821	13,510,443
EagleRock Land LLC, Class AA	197,897	4,430,914
Expro Ltd.A	838,058	13,367,025
Flowco Holdings, Inc., Class A	30,590	625,565
Helix Energy Solutions Group, Inc.A	233,378	2,219,425
Helmerich & Payne, Inc.	138,646	4,792,992
NOV, Inc.	524,250	10,186,177
Oceaneering International, Inc.A	588,869	28,725,030
Oil States International, Inc.A	95,324	773,078
Patterson-UTI Energy, Inc.	1,760,806	18,453,247
RPC, Inc.	310,349	1,741,058
Select Water Solutions, Inc.	701,640	12,994,373
Weatherford International PLC	196,521	17,252,579

		139,392,682

Oil, Gas & Consumable Fuels - 5.8%
APA Corp.	448,883	16,752,314
California Resources Corp.	554,756	29,191,261
CNX Resources Corp.A	224,300	8,029,940

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Energy - 9.6% (continued)
Oil, Gas & Consumable Fuels - 5.8% (continued)
Core Natural Resources, Inc.	79,931	$6,381,691
Crescent Energy Co., Class A	209,867	2,407,174
Green Plains, Inc.A	98,087	1,652,766
Gulfport Energy Corp.A	77,292	12,472,610
Infinity Natural Resources, Inc., Class AA B	580,539	7,639,893
International Seaways, Inc.	78,451	7,545,417
Magnolia Oil & Gas Corp., Class A	928,452	23,870,501
Murphy Oil Corp.	888,461	35,307,440
Northern Oil & Gas, Inc.	513,573	10,862,069
Ovintiv, Inc.	104,100	6,502,086
Par Pacific Holdings, Inc.A	247,655	21,305,760
PBF Energy, Inc., Class A	187,638	13,562,475
Range Resources Corp.	39,900	1,601,586
Riley Exploration Permian, Inc.	34,439	1,180,224
Summit Midstream Corp.A B	21,907	675,174
Talos Energy, Inc.A	241,549	3,666,714
VAALCO Energy, Inc.	146,539	781,053
World Kinect Corp.	127,120	5,067,003

		216,455,151

Total Energy		355,847,833

Financials - 18.1%
Banks - 11.6%
Amalgamated Financial Corp.	7,302	360,573
Amerant Bancorp, Inc.	10,164	300,854
Ameris Bancorp	76,576	6,678,193
Arrow Financial Corp.	5,600	223,104
Associated Banc-Corp.	382,455	11,810,210
Atlantic Union Bankshares Corp.	82,882	3,516,683
Axos Financial, Inc.A	69,372	7,035,014
Banc of California, Inc.	47,662	912,727
Bank of Hawaii Corp.	121,713	9,724,869
Bank OZK	127,396	6,535,415
BankUnited, Inc.	25,933	1,209,774
Banner Corp.	130,874	9,214,838
Bar Harbor Bankshares	15,917	632,064
Bridgewater Bancshares, Inc.A	9,500	194,560
Business First Bancshares, Inc.	22,470	714,995
Byline Bancorp, Inc.	50,436	1,980,622
Capitol Federal Financial, Inc.	44,109	389,924
Cathay General Bancorp	82,595	5,219,178
Central Pacific Financial Corp.	9,385	369,769
City Holding Co.	106,259	15,419,243
Civista Bancshares, Inc.	6,600	191,796
Columbia Financial, Inc.A B	694,400	7,506,464
Community Financial System, Inc.	97,440	6,315,086
Community Trust Bancorp, Inc.	20,585	1,614,893
Community West Bancshares	6,600	165,198
Cullen/Frost Bankers, Inc.	44,215	7,354,723
Customers Bancorp, Inc.A	36,295	2,855,691
Dime Commercial Bancshares, Inc.	11,743	478,645
Eastern Bankshares, Inc.	102,025	2,342,494
Enterprise Financial Services Corp.	36,847	2,443,325
Equity Bancshares, Inc., Class A	6,414	325,062
Farmers National Banc Corp.	41,810	663,107
FB Financial Corp.	445,686	26,910,521
Financial Institutions, Inc.	6,809	282,301
First Bancorp/Southern Pines NC	256,704	16,138,980
First Busey Corp.	98,888	3,051,684
First Commonwealth Financial Corp.	117,991	2,540,346

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Financials - 18.1% (continued)
Banks - 11.6% (continued)
First Financial Bancorp	105,302	$3,562,367
First Financial Corp.	3,849	310,037
First Hawaiian, Inc.	654,849	18,198,254
First Merchants Corp.	20,812	897,830
First Mid Bancshares, Inc.	6,020	313,582
FNB Corp.	389,392	7,359,509
Fulton Financial Corp.	181,877	4,425,067
Glacier Bancorp, Inc.	167,660	8,263,961
Great Southern Bancorp, Inc.	13,549	1,088,120
Hancock Whitney Corp.	44,367	3,416,259
Hanmi Financial Corp.	10,263	327,184
Hilltop Holdings, Inc.	75,826	2,990,577
HomeTrust Bancshares, Inc.	20,377	1,043,099
Hope Bancorp, Inc.	41,741	584,791
Horizon Bancorp, Inc.	14,801	302,680
Independent Bank Corp.	86,582	6,736,298
International Bancshares Corp.	71,642	5,483,479
Kearny Financial Corp.	18,700	179,333
Live Oak Bancshares, Inc.	352,245	15,076,086
Mercantile Bank Corp.	18,493	1,111,059
Mid Penn Bancorp, Inc.	7,796	298,899
National Bank Holdings Corp., Class A	462,294	19,966,478
NB Bancorp, Inc.	15,590	358,726
NBT Bancorp, Inc.	12,532	659,810
Nicolet Bankshares, Inc.	90,029	15,387,757
Northeast Community Bancorp, Inc.	900	24,030
Northrim BanCorp, Inc.	7,600	201,476
Northwest Bancshares, Inc.	116,047	1,826,580
OceanFirst Financial Corp.	20,327	392,514
Old Second Bancorp, Inc.	50,140	1,268,041
Origin Bancorp, Inc.	15,374	841,419
Orrstown Financial Services, Inc.	6,612	282,531
Pathward Financial, Inc.	27,611	2,436,395
Peapack-Gladstone Financial Corp.	4,500	206,910
Peoples Bancorp, Inc.	40,952	1,706,060
Preferred Bank	17,279	1,804,619
Provident Financial Services, Inc.	83,739	2,066,678
QCR Holdings, Inc.	19,509	2,008,452
Renasant Corp.	546,779	23,823,161
S&T Bancorp, Inc.	42,215	2,201,512
Seacoast Banking Corp. of Florida	677,362	23,531,556
Shore Bancshares, Inc.	11,500	281,750
Sierra Bancorp	3,400	138,584
Simmons First National Corp., Class A	741,571	17,493,660
SmartFinancial, Inc.	12,661	663,436
Southern Missouri Bancorp, Inc.	12,848	994,564
Southside Bancshares, Inc.	10,263	333,650
Southstate Bank Corp.	43,784	4,601,261
Stock Yards Bancorp, Inc.	128,218	10,911,352
Texas Capital Bancshares, Inc.	211,435	20,900,350
Third Coast Bancshares, Inc.A	4,700	206,048
Towne Bank	25,953	983,878
TrustCo Bank Corp.	18,986	1,081,822
Trustmark Corp.	18,937	898,561
United Bankshares, Inc.	64,300	3,115,335
United Community Banks, Inc.	56,593	2,005,656
Univest Financial Corp.	9,177	405,990
WaFd, Inc.	121,141	4,454,355
Washington Trust Bancorp, Inc.	4,900	191,002
WesBanco, Inc.	25,242	1,044,514
Westamerica BanCorp	29,555	1,777,733

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Financials - 18.1% (continued)
Banks - 11.6% (continued)
WSFS Financial Corp.	44,169	$3,542,354
Zions Bancorp NA	111,300	7,757,610

		430,369,566

Capital Markets - 1.5%
Artisan Partners Asset Management, Inc., Class A	57,629	2,261,362
Federated Hermes, Inc.	109,140	6,544,034
Hamilton Lane, Inc., Class A	71,884	6,391,207
Oppenheimer Holdings, Inc., Class A	14,694	1,566,968
Perella Weinberg PartnersB	386,195	6,816,342
Piper Sandler Cos.	193,123	14,638,723
Stifel Financial Corp.	238,123	19,742,778

		57,961,414

Consumer Finance - 1.7%
Atlanticus Holdings Corp.A	12,019	1,267,884
Bread Financial Holdings, Inc.	64,300	6,948,901
Encore Capital Group, Inc.A	31,729	2,985,064
EZCORP, Inc., Class AA B	81,520	2,426,851
Happen, Inc.A	162,151	3,103,570
Nelnet, Inc., Class A	20,397	2,771,341
PRA Group, Inc.A	36,905	641,040
PROG Holdings, Inc.	55,656	2,449,977
Regional Management Corp.	6,316	203,817
SLM Corp.	1,503,203	39,075,762

		61,874,207

Financial Services - 1.4%
Acacia Research Corp.A B	92,759	410,923
Burford Capital Ltd.	1,144,469	4,715,212
Essent Group Ltd.	67,399	4,445,638
Euronet Worldwide, Inc.A	110,744	7,899,370
Merchants Bancorp	44,229	2,440,556
NMI Holdings, Inc.A	108,144	4,790,779
Radian Group, Inc.	181,967	7,094,893
Walker & Dunlop, Inc.	144,130	7,161,820
Western Union Co.B	301,270	1,916,077
WEX, Inc.A B	57,266	10,706,451

		51,581,719

Insurance - 1.9%
American Coastal Insurance Corp., Class C	61,497	653,098
Assured Guaranty Ltd.	67,596	5,591,541
Baldwin Insurance Group, Inc.A B	321,847	8,928,036
CNO Financial Group, Inc.	60,817	3,350,409
Donegal Group, Inc., Class A	30,708	606,176
Employers Holdings, Inc.	30,324	1,532,878
Genworth Financial, Inc.A	561,984	5,524,303
Global Indemnity Group LLC, Class A	165,904	4,562,360
Heritage Insurance Holdings, Inc.A	29,407	863,684
Horace Mann Educators Corp.	139,423	7,265,333
Mercury General Corp.	43,913	4,703,961
Safety Insurance Group, Inc.	11,644	1,203,873
Selective Insurance Group, Inc.	62,153	5,891,483
SiriusPoint Ltd.A	189,979	4,493,003
Skyward Specialty Insurance Group, Inc.A	135,572	8,127,541
United Fire Group, Inc.	36,018	1,849,884
Universal Insurance Holdings, Inc.	39,423	1,723,179

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Financials - 18.1% (continued)
Insurance - 1.9% (continued)
White Mountains Insurance Group Ltd.	1,826	$3,830,455

		70,701,197

Total Financials		672,488,103

Health Care - 4.2%
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.A	126,100	7,568,522
Emergent BioSolutions, Inc.A	74,157	535,414
Rigel Pharmaceuticals, Inc.A	39,472	1,452,964
Vanda Pharmaceuticals, Inc.A	37,000	188,700

		9,745,600

Health Care Equipment & Supplies - 1.7%
Integra LifeSciences Holdings Corp.A	123,261	2,052,295
LivaNova PLCA B	118,600	9,504,604
Merit Medical Systems, Inc.A	188,576	16,030,846
Solventum Corp.A	214,009	18,284,929
TransMedics Group, Inc.A B	228,909	17,513,827
Varex Imaging Corp.A	59,109	661,430

		64,047,931

Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.A	145,751	4,317,144
Addus HomeCare Corp.A	79,221	9,148,441
AMN Healthcare Services, Inc.A	61,478	2,067,505
Concentra Group Holdings Parent, Inc.	700,158	22,160,001
Pediatrix Medical Group, Inc.A	188,776	5,004,452
Universal Health Services, Inc., Class B	113,500	19,117,940

		61,815,483

Health Care Technology - 0.1%
Teladoc Health, Inc.A	286,073	1,919,550

Life Sciences Tools & Services - 0.0%
CryoPort, Inc.A	63,352	955,982

Pharmaceuticals - 0.4%
Collegium Pharmaceutical, Inc.A	71,820	2,541,710
Harmony Biosciences Holdings, Inc.A	80,971	2,853,418
Innoviva, Inc.A	116,976	2,452,987
Prestige Consumer Healthcare, Inc.A	159,996	8,034,999

		15,883,114

Total Health Care		154,367,660

Industrials - 21.7%
Aerospace & Defense - 2.0%
AAR Corp.A	234,566	32,848,623
Astronics Corp.A	109,669	7,620,899
ATI, Inc.A	170,549	31,967,704
York Space Systems, Inc.A B	232,996	3,432,031

		75,869,257

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A	240,914	11,209,728

Building Products - 2.1%
Apogee Enterprises, Inc.	33,847	1,340,341
AZZ, Inc.	82,419	11,927,678
Fortune Brands Innovations, Inc.	79,700	3,926,022

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Industrials - 21.7% (continued)
Building Products - 2.1% (continued)
Gibraltar Industries, Inc.A	255,161	$10,783,104
Hayward Holdings, Inc.A	1,016,223	15,375,454
Louisiana-Pacific Corp.	121,635	8,810,023
Quanex Building Products Corp.	439,218	7,835,649
Trex Co., Inc.A	163,056	7,070,108
UFP Industries, Inc.	144,560	12,539,135

		79,607,514

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	168,385	8,067,326
Brink’s Co.	121,180	14,353,771
Deluxe Corp.	478,267	12,372,767
Interface, Inc.	477,628	16,363,535
MillerKnoll, Inc.	646,486	14,558,865
Pitney Bowes, Inc.	266,870	4,678,231
Quad/Graphics, Inc.	353,275	3,670,527

		74,065,022

Construction & Engineering - 1.9%
Everus Construction Group, Inc.A	81,566	10,230,823
Fluor Corp.A	515,374	25,856,314
MYR Group, Inc.A	36,060	12,015,913
NWPX Infrastructure, Inc.A	70,518	8,679,356
WillScot Holdings Corp.	612,001	14,859,384

		71,641,790

Electrical Equipment - 0.9%
American Superconductor Corp.A	495,426	14,550,662
Regal Rexnord Corp.	100,154	20,554,605

		35,105,267

Ground Transportation - 1.9%
ArcBest Corp.	43,270	6,246,025
Heartland Express, Inc.	108,843	1,331,150
Schneider National, Inc., Class B	454,987	16,261,235
U-Haul Holding Co.	339,084	21,219,877
Werner Enterprises, Inc.	666,919	24,956,109

		70,014,396

Machinery - 6.5%
Alamo Group, Inc.	49,578	7,886,868
Albany International Corp., Class A	336,708	25,088,113
Atmus Filtration Technologies, Inc.	299,064	15,440,674
Blue Bird Corp.A	192,635	14,330,118
Donaldson Co., Inc.	124,429	11,726,189
Enerpac Tool Group Corp.	229,946	8,218,270
Flowserve Corp.B	236,792	17,993,824
Franklin Electric Co., Inc.	83,621	8,756,791
Greenbrier Cos., Inc.	241,184	11,878,312
Hillman Solutions Corp.A	924,101	7,272,675
Manitowoc Co., Inc.A	56,839	787,220
Miller Industries, Inc.	138,844	6,983,853
Park-Ohio Holdings Corp.	22,795	910,205
Standex International Corp.	159,568	47,311,912
Stanley Black & Decker, Inc.	161,800	15,303,044
Terex Corp.	43,518	2,734,671
Timken Co.	186,866	25,703,418
Titan International, Inc.A	141,704	1,023,103
Toro Co.	123,485	11,344,567

		240,693,827

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Industrials - 21.7% (continued)
Marine Transportation - 0.5%
Kirby Corp.A	132,153	$17,330,544

Passenger Airlines - 0.2%
JetBlue Airways Corp.A	589,713	3,555,969
SkyWest, Inc.A	29,012	3,103,414

		6,659,383

Professional Services - 1.7%
KBR, Inc.	326,171	11,941,120
Kelly Services, Inc., Class AB	22,893	339,732
Korn Ferry	197,751	16,268,975
Robert Half, Inc.B	863,139	32,626,654

		61,176,481

Trading Companies & Distributors - 1.7%
Boise Cascade Co.	25,756	1,967,243
DNOW, Inc.A	849,715	11,997,976
MSC Industrial Direct Co., Inc., Class A	90,829	11,208,299
Rush Enterprises, Inc., Class A	334,518	26,691,191
Titan Machinery, Inc.A B	51,905	881,866
Transcat, Inc.A C	103,632	8,847,064
Willis Lease Finance Corp.B	11,842	844,690

		62,438,329

Total Industrials		805,811,538

Information Technology - 11.6%
Communications Equipment - 0.9%
Ciena Corp.A	35,923	13,544,767
F5, Inc.A	18,696	7,526,449
Lumentum Holdings, Inc.A	19,915	14,218,115

		35,289,331

Electronic Equipment, Instruments & Components - 5.0%
Arrow Electronics, Inc.A	14,013	3,034,795
Avnet, Inc.	559,496	49,705,625
Bel Fuse, Inc., Class B	58,117	15,806,081
CDW Corp.	70,500	10,420,605
Climb Global Solutions, Inc.	243,208	6,520,406
Coherent Corp.A	49,788	13,088,767
Crane NXT Co.	368,013	19,118,275
IPG Photonics Corp.A B	141,701	12,053,087
Kimball Electronics, Inc.A	53,583	1,325,108
Knowles Corp.A	639,529	23,400,366
Methode Electronics, Inc.	25,952	363,068
Novanta, Inc.A	114,022	16,253,836
ScanSource, Inc.A	38,327	2,170,075
Vishay Precision Group, Inc.A	120,894	11,128,293
Vontier Corp.B	92,800	2,981,664

		187,370,051

IT Services - 0.2%
Amdocs Ltd.	74,500	4,151,140
Everforth, Inc.A	135,417	3,851,260

		8,002,400

Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd.A	17,269	548,118
Axcelis Technologies, Inc.A	142,459	18,573,804
Ichor Holdings Ltd.A	307,235	23,125,579
PDF Solutions, Inc.A	382,421	17,625,784

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Information Technology - 11.6% (continued)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
Penguin Solutions, Inc.A	712,070	$37,476,244
Power Integrations, Inc.	161,494	9,804,301
Veeco Instruments, Inc.A	586,405	29,320,250

		136,474,080

Software - 1.8%
BlackLine, Inc.A	296,028	9,295,279
Consensus Cloud Solutions, Inc.A	43,854	1,596,286
OneSpan, Inc.	27,136	420,065
Workiva, Inc.A	713,500	42,667,300
Zeta Global Holdings Corp., Class AA	532,077	11,492,863

		65,471,793

Technology Hardware, Storage & Peripherals - 0.0%
Eastman Kodak Co.A	71,542	600,953

Total Information Technology		433,208,608

Materials - 6.2%
Chemicals - 3.2%
AdvanSix, Inc.	42,737	857,304
Avient Corp.	285,722	10,377,423
Celanese Corp.	173,875	7,775,690
Hawkins, Inc.	61,068	7,818,536
HB Fuller Co.	204,585	11,313,551
Intrepid Potash, Inc.A	29,505	1,001,990
Koppers Holdings, Inc.	30,492	1,494,718
Minerals Technologies, Inc.	22,696	1,730,343
Olin Corp.	1,318,222	24,400,289
Quaker Chemical Corp.	62,454	10,025,116
Scotts Miracle-Gro Co.	166,037	10,905,310
Sensient Technologies Corp.	124,912	15,447,867
Stepan Co.	214,071	13,730,514
Tronox Holdings PLC	252,818	1,476,457

		118,355,108

Construction Materials - 0.7%
Knife River Corp.A	381,643	27,924,818

Containers & Packaging - 0.7%
Greif, Inc., Class A	204,638	17,711,419
Sonoco Products Co.	156,803	8,837,417

		26,548,836

Metals & Mining - 1.6%
Commercial Metals Co.	112,460	7,728,251
Constellium SEA	352,432	9,790,561
Elah Holdings, Inc.A	3,122	36,684
Ferroglobe PLC	1,325,965	4,216,569
Materion Corp.	115,542	24,360,875
Metallus, Inc.A	65,917	1,326,250
REalloys, Inc.A B	1,039,897	9,130,296
Ryerson Holding Corp.	71,247	1,979,954
SunCoke Energy, Inc.	122,373	1,037,723

		59,607,163

Total Materials		232,435,925

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.8% (continued)
Real Estate - 3.4%
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	75,700	$3,894,765

Industrial REITs - 0.1%
LXP Industrial Trust	61,468	3,720,658

Office REITs - 0.6%
COPT Defense Properties	384,501	14,595,658
Cousins Properties, Inc.	212,094	6,691,566

		21,287,224

Real Estate Management & Development - 0.8%
Howard Hughes Holdings, Inc.A	83,730	5,352,021
Jones Lang LaSalle, Inc.A	36,856	13,084,986
Newmark Group, Inc., Class A	482,529	7,235,522
RMR Group, Inc., Class A	115,345	2,196,169
Seritage Growth Properties, Class AA B	837,883	2,019,298
Tejon Ranch Co.A B	59,888	1,013,904

		30,901,900

Retail REITs - 0.9%
Curbline Properties Corp.B	477,181	14,620,826
NETSTREIT Corp.B	260,253	5,582,427
Urban Edge Properties	620,033	14,049,947

		34,253,200

Specialized REITs - 0.9%
Four Corners Property Trust, Inc.	448,523	11,482,189
Rayonier, Inc.	931,709	20,292,622

		31,774,811

Total Real Estate		125,832,558

Utilities - 3.5%
Electric Utilities - 1.3%
MGE Energy, Inc.	262,721	20,894,201
OGE Energy Corp.	336,049	15,911,920
Otter Tail Corp.	44,949	3,974,391
Portland General Electric Co.	169,632	8,367,947

		49,148,459

Gas Utilities - 1.0%
MDU Resources Group, Inc.	1,072,000	21,386,400
Northwest Natural Holding Co.	70,941	3,470,434
UGI Corp.	328,770	11,875,172

		36,732,006

Multi-Utilities - 1.1%
Avista Corp.	582,749	23,572,197
Black Hills Corp.	180,307	12,839,661
Northwestern Energy Group, Inc.	69,767	4,795,784

		41,207,642

Water Utilities - 0.1%
H2O AmericaB	66,313	4,066,976

Total Utilities		131,155,083

Total Common Stocks (Cost $2,765,479,643)		3,523,580,516

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 2.7%
Communication Services - 0.3%
Media - 0.3%
WPP PLC, ADR	634,800	$12,829,308

Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Ermenegildo Zegna NV	1,173,586	17,263,450

Energy - 0.4%
Energy Equipment & Services - 0.1%
Seadrill Ltd.A	99,174	4,446,962

Oil, Gas & Consumable Fuels - 0.3%
BKV Corp.A	173,381	4,240,899
Kosmos Energy Ltd.A B	1,798,207	4,837,177

		9,078,076

Total Energy		13,525,038

Financials - 0.9%
Banks - 0.8%
Bank of NT Butterfield & Son Ltd.	243,397	14,917,802
First BanCorp	95,759	2,770,308
OFG Bancorp	54,472	2,879,390
Popular, Inc.	65,517	11,479,233

		32,046,733

Insurance - 0.1%
Hamilton Insurance Group Ltd., Class B	90,885	3,268,225

Total Financials		35,314,958

Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd.A	44,700	5,682,711

Materials - 0.5%
Metals & Mining - 0.5%
Centerra Gold, Inc.	764,479	13,141,394
SSR Mining, Inc.A	151,672	3,885,837

		17,027,231

Total Materials		17,027,231

Total Foreign Common Stocks (Cost $71,940,314)		101,642,696

SHORT-TERM INVESTMENTS - 3.2% (Cost $117,527,744)
Investment Companies - 3.2%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	117,527,744	117,527,744

SECURITIES LENDING COLLATERAL - 0.6% (Cost $23,345,252)
Investment Companies - 0.6%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	23,345,252	23,345,252

TOTAL INVESTMENTS - 101.3% (Cost $2,978,292,953)		3,766,096,208
LIABILITIES, NET OF OTHER ASSETS - (1.3%)		(47,270,461)

TOTAL NET ASSETS - 100.0%		$3,718,825,747

Percentages are stated as a percent of net assets.

A	Non-income producing security.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	879	September 2026	$131,335,997	$129,125,100	$(2,210,897)

			$131,335,997	$129,125,100	$(2,210,897)

Glossary:

Index Abbreviations:

Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,523,580,516	$—	$—	$3,523,580,516
Foreign Common Stocks	101,642,696	—	—	101,642,696
Short-Term Investments	117,527,744	—	—	117,527,744
Securities Lending Collateral	23,345,252	—	—	23,345,252

Total Investments in Securities - Assets	$3,766,096,208	$—	$—	$3,766,096,208

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,210,897)	$—	$—	$(2,210,897)

Total Financial Derivative Instruments - Liabilities	$(2,210,897)	$—	$—	$(2,210,897)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2026 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.